                                                      Registration Nos. 33-62061
                                                                        811-7345
________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [_]

                       Pre-Effective Amendment No.
                                                   ------         [_]

                       Post-Effective Amendment No. 12            [X]


                                    and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                 [_]

                               Amendment No. 15                   [X]
                       (Check appropriate box or boxes.)

                             NVEST FUNDS TRUST III
________________________________________________________________________________
              (Exact Name of Registrant as Specified in Charter)


              399 Boylston Street
              Boston, Massachusetts                      02116
________________________________________________________________________________
              (Address of principal executive offices) (Zip Code)

      Registrant's Telephone Number, including Area Code:  (617) 578-1132
                                                           --------------

                            John E. Pelletier, Esq.
                         Nvest Funds Distributor, L.P.
                              399 Boylston Street
                               Boston, MA 02116
________________________________________________________________________________
                    (Name and Address of Agent for Service)

                                   Copy to:
                              John M. Loder, Esq.
                                 Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110
--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):
[_]  Immediately upon filing pursuant to paragraph (b)
[_]  On (date) pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  On (date) pursuant to paragraph (a)(1)
[X]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nvest Funds/sm/
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

               Nvest



                               Large-Cap Equity
                               Nvest Equity Research Fund
                                       Loomis, Sayles & Company, L.P.
                               All-Cap Equity
                                Nvest Mid Cap Growth Fund
                                       Loomis, Sayles & Company, L.P.

[photo]

                                  Prospectus
                                March 15, 2001



                                 What's Inside
                           Goals, Strategies & Risks
                                    Page X

                             Fund Fees & Expenses
                                    Page X

                                Management Team
                                    Page X

                                 Fund Services
                                    Page X

  The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest
                                     Funds.

                                  Nvest Funds

                399 Boylston Street, Boston, Massachusetts 02116
                                  800-225-5478
                               www.nvestfunds.com

Table of Contents
GOALS, STRATEGIES & RISKS

Nvest equity research Fund
Nvest mid cap Growth Fund

FUND FEES & EXPENSES

Fund Fees & Expenses

MORE ABOUT RISK

More About Risk

SUBADVISER'S PAST PERFORMANCE

subadviser's past performance

MANAGEMENT TEAM

Meet the Funds' Investment Adviser and Subadviser
Meet the Funds' Portfolio Managers

FUND SERVICES

Investing in the Funds
How Sales Charges are Calculated
Ways to Reduce or Eliminate Sales Charges
It's Easy to Open an Account
Buying Shares
Selling Shares
Selling Shares in Writing
Exchanging Shares
Restrictions on Buying, Selling and Exchanging Shares
How Fund Shares Are Priced
Dividends and Distributions
Tax Consequences
Compensation to Securities Dealers
Additional Investor Services
Glossary of Terms

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks
-------------------------

Nvest Equity Research Fund


                                      ----------------------------------------
                                                    Fund Focus
                                      ----------------------------------------
                                             Stability   Income   Growth
                                      ----------------------------------------
                                      High
                                      ----------------------------------------
                                      Mod.       X         X        X
                                      ----------------------------------------
                                      Low
                                      ----------------------------------------

Adviser:      Nvest Funds Management, L.P. ("Nvest Management")
Subadviser:   Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:     Lauriann Kloppenburg leads the Management Team
Category:     Large-Cap Equity


     Ticker Symbol:         Class A           Class B          Class C

Investment Goal

The Fund seeks long-term capital growth.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund invests substantially all of its assets in equity securities, including common stocks, convertible securities, and warrants. The Fund focuses on stocks of large capitalization companies, but may invest in companies of any size.

Loomis Sayles industry research analysts, who are grouped in teams representing the sectors of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), meet by team to determine which securities to buy and sell. The teams meet regularly to compare fundamental trends across the various industries in the sectors and use this information along with common valuation procedures to determine which stocks they believe are best positioned to outperform the industry or sector. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price, or when a more attractive opportunity is found. The Fund is "style neutral" - Loomis Sayles uses a research-driven, company-by-company approach to identify stocks for the Fund, and invests without regard to the "growth" or "value" aspects of the Fund's overall portfolio. The Fund allocates its assets across industries and sectors in weightings that are relatively similar to the S&P 500.

The Fund may:

Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities.

Engage in foreign currency hedging transactions; options and futures transactions; and securities lending. The Fund may also invest in Rule 144A securities.

Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

Principal Investment Risks

Equity securities: Because the Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Rule 144A securities may be more illiquid than other equity securities.

Foreign securities:  May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several
 European countries to the "euro" currency.   Investments in emerging markets
 may be subject to these risks to a greater extent than those in more developed markets.

Performance
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Nvest Mid Cap Growth Fund

                                      ----------------------------------------
                                                      Fund Focus
                                      ----------------------------------------
                                             Stability     Income     Growth
                                      ----------------------------------------
                                      High                               X
                                      ----------------------------------------
                                      Mod.
                                      ----------------------------------------
                                      Low       X             X
                                      ----------------------------------------

Adviser:     Nvest Funds Management, L.P. ("Nvest Management")
Subadvisor:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:    Christopher R. Ely, David L. Smith and Philip C. Fine
Category     All-Cap Equity

     Ticker Symbol:       Class A           Class B         Class C

Investment Goal

The Fund seeks long-term capital growth from investments in common stocks or their equivalent.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in common stocks or other equity securities of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Mid-Cap Growth Index. However, the Fund is not limited to these companies and may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that the portfolio managers believe have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income.

The Fund may:

Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities.

Engage in foreign currency hedging transactions; options and futures transactions; and securities lending. The Fund may also invest in real estate investment trusts ("REITs") and Rule 144A securities.

Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

Principal Investment Risks

Equity securities: Because the Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Rule 144A securities may be more illiquid than other equity securities.

Foreign securities:  May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several
 European countries to the "euro" currency.   Investments in emerging markets
 may be subject to these risks to a greater extent than those in more developed markets.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Performance
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Fund Fees & Expenses
---------------------

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                     Class A  Class B   Class C
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)(1)(2)         5.75%      None   1.00%(4)
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
    of original purchase price or redemption proceeds,
    as applicable)(2)                                   (3)      5.00%  1.00%
-------------------------------------------------------------------------------
Redemption fees                                       None*      None*  None*
-------------------------------------------------------------------------------

(1) A reduced sales charge on Class A and Class C shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges Are Calculated" within the section entitled "Fund Services."

(4) Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

*Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------------------------------------------
                             Nvest Equity Research
                                     Fund
----------------------------------------------------------
                        Class A      Class B      Class C
----------------------------------------------------------
Management fees        0.80%        0.80%        0.80%
----------------------------------------------------------
Distribution and/or    0.25%        1.00%*       1.00%*
service (12b-1) fees
----------------------------------------------------------
Other expenses**       1.21%        1.21%        1.21%
----------------------------------------------------------
Total annual fund      2.26%        3.01%        3.01%
operating expenses
----------------------------------------------------------
Fee Waiver and/or      0.56%        0.56%        0.56%
expense
reimbursement***
----------------------------------------------------------
Net Expenses           1.70%        2.45%        2.45%
----------------------------------------------------------

---------------------------------------------------------------
                              Nvest Mid Cap Growth Fund
---------------------------------------------------------------
                        Class A        Class B        Class C
---------------------------------------------------------------
Management fees       0.95%          0.95%          0.95%
---------------------------------------------------------------
Distribution
and/or service
(12b-1) fees          0.25%          1.00%*         1.00%*
---------------------------------------------------------------
Other expenses**      0.54%          0.54%          0.54%
---------------------------------------------------------------
Total annual fund
operating expenses    1.74%          2.49%          2.49%
---------------------------------------------------------------
Fee Waiver and/or
expense
reimbursement***      0.04%          0.04%          0.04%
---------------------------------------------------------------
Net Expenses          1.70%          2.45%          2.45%
---------------------------------------------------------------

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

**  Other expenses are based on estimated amounts for the current fiscal year.

*** Nvest Management has given binding undertakings to the Funds to limit the amount of each Fund's total annual fund operating expenses to 1.70%, 2.45% and 2.45% of such Fund's average daily net assets for Class A, B and C shares, respectively. These undertakings are in effect until May 1, 2002 and will be reevaluated on an annual basis.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

     .    You invest $10,000 in the Fund for the time periods indicated;

     .    Your investment has a 5% return each year; and

     .    A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------
                  Nvest Equity Research Fund
-----------------------------------------------------
              Class       Class            Class
                A           B               C
-----------------------------------------------------
                       (1)       (2)    (1)     (2)
-----------------------------------------------------
1 year      $  738    $  748     $248   $446     $346
-----------------------------------------------------
3 years     $1,183    $1,171     $871   $962     $962
-----------------------------------------------------

-----------------------------------------------------
                 Nvest Mid Cap Growth Fund
-----------------------------------------------------
              Class  Class      Class  Class   Class
                A       B         B      C       C
-----------------------------------------------------
                       (1)       (2)    (1)     (2)
-----------------------------------------------------
1 year      $  738   $   748     $248   $446     $346
-----------------------------------------------------
3 years     $1,087   $ 1,071     $771   $864     $864
-----------------------------------------------------

     (1)  Assumes redemption at end of period.

     (2)  Assumes no redemption at end of period.

More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

Market Risk (Both Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Management Risk (Both Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Credit Risk (Both Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk (Both Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Both Funds) The risk associated with developing securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Risks of Options, Futures and Swap Contracts (Both Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Leverage Risk (Both Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Information Risk (Both Funds) The risk that key information about a security is inaccurate or unavailable.

Opportunity Risk (Both Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Liquidity Risk (Both Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Correlation Risk (Both Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Valuation Risk (Both Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

Political Risk (Both Funds) The risk of losses directly attributable to government or political actions.

Euro Conversion Risk (Both Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

Subadviser's Past Performance


Nvest Equity Research Fund

The returns shown below represent the returns derived from performance data furnished by Loomis Sayles relating to a mutual fund and a private account advised by Loomis Sayles (together, the "Research Accounts") with substantially similar investment objectives, strategies and policies as the Nvest Equity Research Fund.

The Research Accounts, and in particular the private account, have not been subject to the same types of expenses to which the Equity Research Fund is subject. In addition, the private account has not been subject to the diversification requirements, investment limitations and other restrictions to which the Equity Research Fund is subject under the Investment Company Act and the Internal Revenue Code. The Research Accounts' performance results may have been less favorable had all of the Research Accounts been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. In addition, the Equity Research Fund may be subject to more frequent inflows and outflows of assets than the Research Accounts, which may negatively impact performance. The information regarding the performance of the Research Accounts does not represent the Equity Research Fund's performance. Such information should not be considered a prediction of the future performance of the Equity Research Fund. The Equity Research Fund is newly organized and has no performance record of its own.

The table below shows the average annual total returns for each of the Research Accounts for the period from ___________ (inception date of private account) through December 31, 2000 (the mutual fund commenced operations on August 1, 2000). The Research Accounts are also compared against the S&P 500 Index. The past performance data for the Research Accounts has been adjusted to reflect the management fees and other expenses actually paid by the Research Accounts and assumes the reinvestment of all dividends and distributions. The fees and expenses paid by the Equity Research Fund will be higher than the fees and expenses paid by the Research Accounts. The performance of the Research Accounts would have been lower than that shown below if they had been subject to the fees and expenses of the Equity Research Fund.


Avg Annual Total Returns (1)
For the period ending December 31, 2000
                                          1 Year     5 Years    Since Inception
Loomis Sayles Private Account
Loomis Sayles Research Fund
S&P 500

(1) Average Annual Total Returns: The Loomis Sayles Research Accounts consist of all client accounts whose portfolios are managed using investment policies and strategies substantially similar to those that will be used to manage the Fund. The private account has been managed since _________. The Loomis Sayles Research Fund has been managed since August 1, 2000. The private account is not subject to expenses, and the performance information shown for the private account is adjusted to give effect to the projected expenses for the Loomis Sayles Research Fund's Institutional Class for the 2001 fiscal year. The Standard & Poor's Composite Index of 500 Stocks is a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Loomis Sayles Research Accounts' performance to a broad-based market index.

Nvest Mid Cap Growth Fund

The returns shown below represent the returns derived from performance data furnished by Loomis Sayles relating to a mutual fund and a group of private accounts advised by Loomis Sayles (together, the "Mid Cap Accounts"), with substantially similar investment objectives, strategies and policies as the Nvest Mid Cap Growth Fund.

The Mid Cap Accounts, and in particular, the private accounts, have not been subject to the same types of expense to which the Mid Cap Growth Fund is subject. In addition, the private accounts have not been subject to the diversification requirements, investment limitations and other restrictions to which the Mid Cap Growth Fund is subject under the Investment Company Act and the Internal Revenue Code. The Mid Cap Accounts' performance results may have been less favorable had they been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. In addition, the Nvest Mid Cap Growth Fund may be subject to more frequent inflows and outflows of assets than the Mid Cap Accounts, which may negatively impact performance. The information regarding the performance of the Mid Cap Accounts does not represent the Mid Cap Growth Fund's performance. Such information should not be considered a prediction of the future performance of the Mid Cap Growth Fund. The Mid Cap Growth Fund is newly organized and has no performance record of its own.

The table below shows the average annual total returns for each of the Mid Cap Accounts for the period from December 31, 1997 (inception date of mutual fund) to December 31, 2000 (the private accounts have been managed since _______). The Mid Cap Accounts are also compared against the Russell Mid Cap Growth Index. The past performance data for the Mid Cap Accounts has been adjusted to reflect the management fees and other expenses actually paid by the Mid Cap Accounts and assumes the reinvestment of all dividends and distributions. The fees and expenses paid by the Mid Cap Growth Fund will be higher than the fees and expenses paid by the corresponding Mid Cap Accounts. The performance of the Mid Cap Accounts would have been lower than that shown below if they had been subject to the fees and expenses of the Mid Cap Growth Fund.

Avg Annual Total Returns (1)
For the period ending December 31, 2000
                                          1 Year     5 Years    Since Inception
Loomis Sayles Private Accounts
Loomis Sayles Aggressive Growth Fund
Russell Mid Cap Growth Index

(1) Average Annual Total Returns: The Loomis Sayles Mid Cap Accounts consist of all client accounts where portfolios are managed using investment policies and strategies substantially similar to those that will be used to manage the Fund. The private accounts have been managed since __________. The Loomis Sayles Aggressive Growth Fund has been managed since December 31, 1997. The Russell Mid-Cap Growth Index is a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Loomis Sayles Mid Cap Accounts' performance to a broad-based market index.

Management Team
---------------

Meet the Funds' Investment Adviser and Subadviser

The Nvest Funds family includes 28 mutual funds with a total of over $__ billion in assets under management as of December 31, 2000. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Equity Research Fund and Nvest Mid Cap Growth Fund (the "Funds" or each a "Fund"), which along with Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Fund, Nvest AEW Real Estate Fund, Nvest Select Fund and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

Nvest Funds Management, L.P.

Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is a subsidiary of CDC Asset Management. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2000, Nvest Companies' 18 principal subsidiary or affiliated asset management firms, collectively had more than $___ billion in assets under management. Nvest Management oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. Nvest Management does not determine what investments will be purchased by the Funds. The subadviser listed below make the investment decisions for the Funds.

The Funds pay combined advisory and subadvisory fees at an annual rate of 0.80% for Equity Research Fund and 0.95% for Mid Cap Growth Fund, each expressed as a percentage of each Fund's average daily net assets.

Subadviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to the Funds. Loomis Sayles is a subsidiary of CDC Asset Management - North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $___ billion in assets under management as of December 31, 2000. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Subadvisory Agreements

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management, if approved by each Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

Portfolio Trades

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC Asset Management
- North America, Nvest Management, or Loomis Sayles. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by each Fund's Board of Trustees.

Management Team
---------------

Meet the Funds' Portfolio Managers

EQUITY RESEARCH FUND

Lauriann Kloppenburg, Vice President and Director of Equity Research of Loomis Sayles and Vice President of Loomis Sayles Funds, leads a team of Loomis Sayles research analysts in managing the Fund. Ms. Kloppenburg, a Chartered Financial Analyst, joined Loomis Sayles in 1982. She received her B.A. from Wellesley College and has over 18 years of investment experience.

MID CAP GROWTH FUND

Christopher R. Ely

Christopher R. Ely has co-managed the Fund since its inception on March 15, 2001. Mr. Ely, Vice President of Loomis Sayles and of Loomis Sayles Funds, joined the firm in 1996. He also co-manages the Loomis Sayles Small Cap Growth Fund. Prior to 1996, Mr. Ely was Senior Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds a B.A. from Brown University and an M.B.A. from Babson College. He has 21 years of investment management experience.


Philip C. Fine

Dr. Philip C. Fine has co-managed the Fund since its inception. Dr. Fine, Vice President of Loomis Sayles and of Loomis Sayles Funds, joined the firm in 1996. He also co-manages the Loomis Sayles Small Cap Growth Fund. Prior to 1996, Dr. Fine was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He received an A.B. and a Ph.D. from Harvard University. He has 12 years of investment management experience.


David L. Smith

David L. Smith has co-managed the Fund since its inception. Mr. Smith, Vice President of Loomis Sayles and of Loomis Sayles Funds, joined the firm in 1996. He also co-manages the Loomis Sayles Small Cap Growth Fund. Prior to 1996, Mr. Smith was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds an M.B.A. from Cornell University and a B.A. from the University of Massachusetts at Amherst. He has 14 years of investment management experience.

Fund Services
-------------

Investing in the Funds

Choosing a Share Class

Each Fund offers Classes A, B and C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

 . You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

 . You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

 . You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

Class B Shares

You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

You pay higher annual expenses than Class A shares.

You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges Are Calculated."

Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

Class C Shares

You do pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See section entitled "Ways to Reduce or Eliminate Sales Charges."

You pay higher annual expenses than Class A shares.

You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For expenses associated with Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

Fund Services
-------------

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

--------------------------------------------------------------------------------
                                         Class A Sales Charges
   Your Investment        As a % of offering price     As a % of your investment
--------------------------------------------------------------------------------
Less than     $ 50,000  5.75%                         6.10%
--------------------------------------------------------------------------------
$  50,000  -  $ 99,999  4.50%                         4.71%
--------------------------------------------------------------------------------
$ 100,000  -  $249,999  3.50%                         3.63%
--------------------------------------------------------------------------------
$ 250,000  -  $499,999  2.50%                         2.56%
--------------------------------------------------------------------------------
$ 500,000  -  $999,999  2.00%                         2.04%
--------------------------------------------------------------------------------
$1,000,000 or more*     0.00%                         0.00%
--------------------------------------------------------------------------------

For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

Class B Shares

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

--------------------------------------------------------
      Class B Contingent Deferred Sales Charges
--------------------------------------------------------
 Year Since Purchase        CDSC on Shares Being Sold
--------------------------------------------------------
1st                         5.00%
--------------------------------------------------------
2/nd/                       4.00%
--------------------------------------------------------
3/rd/                       3.00%
--------------------------------------------------------
4/th/                       3.00%
--------------------------------------------------------
5/th/                       2.00%
--------------------------------------------------------
6/th/                       1.00%
--------------------------------------------------------
Thereafter                  0.00%
--------------------------------------------------------

Class C Shares

The offering price of Class C shares is their net asset value plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.

--------------------------------------------------------
      Class C Contingent Deferred Sales Charges
--------------------------------------------------------
 Year Since Purchase        CDSC on Shares Being Sold
--------------------------------------------------------
1st                         1.00%
--------------------------------------------------------
Thereafter                  0.00%
--------------------------------------------------------

How the CDSC Is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares.  The
CDSC:

is calculated based on the number of shares you are selling;

is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

increases in net asset value above the purchase price; or

shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of a Money Market Fund

If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Fund Services
-------------

Ways to Reduce or Eliminate Sales Charges

Class A or C Shares

Reducing Sales Charges

There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:

 . Letter of Intent -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

 . Combining Accounts -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

Eliminating Sales Charges and CDSC

Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:

 . Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

 . Selling brokers, sales representatives or other intermediaries under arrangements with the Distributor;

 . Fund Trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

 .  Participants in certain Retirement Plans with at least 100 eligible employees
   (one-year CDSC may apply);

 . Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

 . Investments of $25,000 or more in Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A or Class C shares of the Funds (without paying a front-end sales charge) to repurchase Class A or Class C shares, respectively, of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

Class A, B or C Shares

Eliminating the CDSC

As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

to make payments through a systematic withdrawal plan; or

due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds. Check the Statement of Additional Information for details.

Fund Services
-------------

It's Easy to Open an Account

To open an account with Nvest Funds:

1.  Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


                                                                               Minimum to Open an
                                                    Minimum to Open an      Account Using Investment     Minimum for Existing
                Type of Account                           Account                    Builder                   Accounts
Any account other than those listed below                  $2,500                     $100                       $100
Accounts registered under the Uniform Gifts to
Minors Act or the Uniform Transfers to Minors Act          $2,500                     $100                       $100
Individual Retirement Accounts ("IRAs")                    $  500                     $100                       $100
Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh plans          $  250                     $100                       $100
Payroll Deduction Investment Programs for
SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and                    $   25                      N/A                       $ 25
certain other retirement plans

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Nvest Funds Personal Access Line(R)

800-225-5478, press 1

Nvest Funds Web Site

 www.nvestfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

review your account balance, recent transactions, Fund prices and recent performance;

order duplicate account statements; and

obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Fund Services
-------------

Buying Shares

                                      Opening an                               Adding to an
                                        Account                                   Account

Through Your Investment Dealer
                                .  Call your investment dealer              .  Call your investment dealer
                                   for information.                            for information.
By Mail

                                .  Make out a check in U.S. dollars         .  Make out a check in U.S. dollars
                                   the investment amount, payable to           for the investment amount, payable to
                                   "Nvest Funds."  Third party checks          "Nvest Funds."  Third party checks
                                   and "starter" checks will not be            and "starter" checks will not be
                                   accepted.                                   accepted.
[envelope icon]                 .  Mail the check with your completed       .  Fill out the detachable investment
                                   application to Nvest Funds, P.O. Box        slip from an account statement.  If
                                   8551, Boston, MA 02266-8551                 no slip is available, include with
                                                                               the check a letter specifying the
                                                                               Fund name, your class of shares, your
                                                                               account number and the registered
                                                                               account name(s).  To make investing
                                                                               even easier, you can order more
                                                                               investment slips by calling
                                                                               800-225-5478.
By Exchange

                                .  The exchange must be for a               .  The exchange must be for a
                                   minimum of $1,000 or for all of             minimum of $1,000 or for all
                                   your shares.                                of your shares.

[exchange icon]                 .  Obtain a current prospectus for          .  Call your investment dealer or
                                   the Fund into which you are                 Nvest Funds at 800-225-5478 or visit
                                   exchanging by calling your investment       nvestfunds.com to request an exchange.
                                   dealer or Nvest Funds at 800-225-5478
                                .  Call your investment dealer or           .  See the section entitled
                                   Nvest Funds to request an exchange.         "Exchanging Shares" for more details.

                                .  See the section entitled
                                   "Exchanging Shares" for more details.

By Wire
                                .  Call Nvest Funds at 800-225-5478         .  Visit nvestfunds.com to add shares
                                   to obtain an account number and wire        to your account by wire.
                                   transfer instructions.  Your bank may
                                   charge you for such a transfer.
[wire icon]                                                                 .  Instruct your bank to transfer
                                                                               funds to State Street Bank & Trust
                                                                               Company, ABA# 011000028, DDA#
                                                                               99011538.
                                                                            .  Specify the Fund name, your class

                                                                               of shares, your account number and
                                                                               the registered account name(s).  Your
                                                                               bank may charge you for such a
                                                                               transfer.
Automatic Investing Through Investment Builder
                                .  Indicate on your application that        .  Please call Nvest Funds at
                                   you would like to begin an automatic        800-225-5478 for a Service Options
                                   investment plan through Investment          Form.  A signature guarantee may be
                                   Builder and the amount of the monthly       required to add this privilege.
                                   investment ($100 minimum).
[builder icon]                  .  Send a check marked "Void" or a          .  See the section entitled
                                   deposit slip from your bank account         "Additional Investor Services".
                                   along with your application.

Through Automated Clearing House ("ACH")
                                .  Ask your bank or credit union whether    .  Call Nvest Funds at 800-225-5478 or
                                   it is a member of the ACH system.           visit nvestfunds.com to add shares to
                                                                               your account through ACH.
[ACH icon]                      .  Complete the "Telephone Withdrawal       .  If you have not signed up for the
                                   and Exchange" and "Bank Information"        ACH system, please call Nvest Funds for
                                   sections on your account application.       a Service Options Form.  A signature
                                                                               guarantee may be required to add this
                                                                               privilege.
                                .  Mail your completed application to
                                   Nvest Funds, P.O. Box 8551, Boston, MA
                                   02266-8551.

Fund Services
-------------

Selling Shares
                       To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

Through Your Investment Dealer
                         .  Call your investment dealer for information.

By Mail

                         .  Write a letter to request a redemption specifying
                            the name of your Fund, your class of shares, your
                            account number, the exact registered account
                            name(s), the number of shares or the dollar amount
                            to be redeemed and the method by which you wish to
                            receive your proceeds. Additional materials may be
                            required. See the section entitled "Selling Shares
                            in Writing."
[envelope icon]          .  The request must be signed by all of the owners of
                            the shares and must include the capacity in which they are signing, if appropriate.
                         .  Mail your request by regular mail to Nvest Funds,
                            P.O. Box 8551, Boston, MA 02266-8551 or by
                            registered, express or certified mail to Nvest
                            Funds, 66 Brooks Drive, Braintree, MA 02184.
                         .  Your proceeds (less any applicable CDSC) will be
                            delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH
                            (see below).

By Exchange
                         .  Obtain a current prospectus for the Fund into which
                            you are exchanging by calling your investment dealer
                            or Nvest Funds at 800-225-5478.
[exchange icon]          .  Call Nvest Funds or visit nvestfunds.com to request
                            an exchange.
                         .  See the section entitled "Exchanging Shares" for
                            more details.
By Wire
                         .  Fill out the "Telephone Withdrawal and Exchange" and
                            "Bank Information" sections on your account
                            application.
[wire icon]              .  Call Nvest Funds at 800-225-5478, visit
                            nvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                         .  Proceeds (less any applicable CDSC) will generally
                            be wired on the next business day. A wire fee
                            (currently $5.00) will be deducted from the proceeds.

Through Automated Clearing House
                         .  Ask your bank or credit union whether it is a member
                            of the ACH system.
                         .  Complete the "Telephone Withdrawal and Exchange" and
                            "Bank Information" sections on your account
                            application.
[ ACH icon]              .  If you have not signed up for the ACH system on your
                            application, please call Nvest Funds at 800-225-5478 for a Service Options Form.
                         .  Call Nvest Funds or visit nvestfunds.com to request
                            a redemption through this system.
                         .  Proceeds (less any applicable CDSC) will generally
                            arrive at your bank within three business days.

By Systematic Withdrawal Plan

                         . Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

[systematic icon]        .  Because withdrawal payments may have tax
                            consequences, you should consult your tax adviser before establishing such a plan.


By Telephone
                         .  You may receive your proceeds by mail, by wire or
                            through ACH (see above).
[telephone icon]         .  Call Nvest Funds at 800-225-5478 to choose the
                            method you wish to use to redeem your shares.

Fund Services
-------------

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

your address of record has been changed within the past 30 days;

you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

a financial representative or securities dealer;

a federal savings bank, cooperative, or other type of bank;

a savings and loan or other thrift institution;

a credit union; or

a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.


Seller (Account Type)                           Requirements for Written
                                                Requests

Individual, joint, sole proprietorship,         .  The request must include the
UGMA/UTMA (minor accounts)                         signatures of all persons
                                                   authorized to sign, including
                                                   title, if applicable.
                                                .  Signature guarantee, if
                                                   applicable (see above).

Corporate or association accounts               .  The request must include the
                                                   signatures of all persons
                                                   authorized to sign, including
                                                   title.

Owners or trustees of trust accounts            .  The request must include the
                                                   signatures of all trustees
                                                   authorized to sign, including
                                                   title.
                                                .  If the names of the trustees
                                                   are not registered on the
                                                   account, please provide a
                                                   copy of the trust document
                                                   certified within the past 60
                                                   days.
                                                .  Signature guarantee, if
                                                   applicable (see above).

Joint tenancy whose co-tenants are deceased     .  The request must include the
                                                   signatures of all surviving
                                                   tenants of the account.
                                                .  Copy of the death
                                                   certificate.
                                                .  Signature guarantee if
                                                   proceeds check is issued to
                                                   other than the surviving
                                                   tenants.

Power of Attorney (POA)                         .  The request must include the
                                                   signatures of the attorney-
                                                   in-fact, indicating such
                                                   title.
                                                .  A signature guarantee.

                                                            .    Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

Qualified retirement benefit plans (except Nvest            .    The request must include the signatures of all those
Funds prototype documents)                                       authorized to sign, including title.
                                                            .    Signature guarantee, if applicable (see above).

Executors of estates, administrators, guardians,            .    The request must include the signatures of all those
conservators                                                     authorized to sign, including capacity.
                                                            .    A signature guarantee.
                                                            .    Certified copy of court document where signer derives
                                                                 authority, e.g.: Letters of Administration, Conservatorship and Letters Testamentary.*

Individual Retirement Accounts (IRAs)                       .    Additional documentation and distribution forms are
                                                                 required.


* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

Fund Services
-------------

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Nvest Fund or Money Market Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:


Restriction                                                      Situation
The Fund may suspend the right of redemption or postpone         .    When the New York Stock Exchange (the "Exchange") is closed
payment for more than 7 days:                                         (other than a weekend/holiday)
                                                                 .    During an emergency
                                                                 .    Any other period permitted by the SEC
------------------------------------------------------------     -------------------------------------------------------------------
The Fund reserves the right to suspend account services or       .    With a notice of a dispute between registered owners
refuse transaction requests:
                                                                 .    With suspicion/evidence of a fraudulent act
------------------------------------------------------------     -------------------------------------------------------------------
The Fund may pay the redemption price in whole or in part        .    When it is detrimental for the Fund to make cash payments as
by a distribution in kind of readily marketable securities            determined in the sole discretion of the Adviser or subadviser in lieu of cash or may take up to 7 days to pay a
redemption request in order to raise capital:
------------------------------------------------------------     -------------------------------------------------------------------
The Fund may withhold redemption proceeds until the check        .    When redemptions are made within 10 calendar days of
or funds have cleared:                                                purchase by check or ACH of the shares being redeemed
------------------------------------------------------------     -------------------------------------------------------------------

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

Small Account Redemption

When the Fund account falls below a set minimum (currently $1,000 as set by the Fund's Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

Fund Services
-------------

How Fund Shares Are Priced

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =  Total market value of securities + Cash and other assets -
                   -------------------------------------------------------------
                   Liabilities Number of outstanding shares


The net asset value of Fund shares is determined according to this schedule:

 . A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

 . The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

 . Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

 . A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."


Generally, Fund securities are valued as follows:

Equity securities -- most recent sales or quoted bid price as provided by a pricing service.

Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

Securities traded on foreign exchanges -- most recent sale/bid price on the non-
   U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

Options -- last sale price, or if not available, last offering price.

Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

All other securities -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that each Fund's Board of Trustees believes actually reflects fair value.

Fund Services
-------------

Dividends and Distributions

The Funds generally distribute most or all of their net investment income annually (other than capital gains) in the form of dividends. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

 . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

 . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of anotherNvest Fund.

 .  Receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you are taxable whether you receive them in cash or reinvested them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares.

The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Any gain resulting from the sale of your Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax. You should consult your tax adviser for more information on your own tax situation, including possible foreign, state and local taxes.

Compensation to Securities Dealers

As part of their business strategies, the Funds pays securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares)Class C shares are subject to a distribution fee of 0.75% of their average daily net assets.. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basisThe Distributor retains the first year of such fees for Class C shares. . Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Fund Services
-------------

Additional Investor Services


Retirement Plans

Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.


Investment Builder Program

This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."


Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Kobrick Fund, Nvest Fund or a Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or a Money Market Fund, please read its prospectus carefully.


Automatic Exchange Plan

Nvest Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.


Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


Nvest Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.


Nvest Funds Web Site

Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.


Electronic Mail Delivery

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.


* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company oronesector suffers losses.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

                                    Notes --

                                    Notes --

            If you would like more information about the Funds, the
              following documents are available free upon request:

             Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies , has been filed
           with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference.

         To order a free copy of the Fund's SAI, contact your financial representative, or the Fund at:

     Nvest Funds Distributor, L.P., 399 Boylston Street, Boston, MA  02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                  Your financial representative or Nvest Funds
         will also be happy to answer your questions or to provide any additional information that you may require.

                You can review and copy the Fund's SAIs at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from
                   the Commission's Web site at: www.sec.gov.

Copies of the SAI are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                        ------------------
            writing or calling the Public Reference Room of the SEC,
                          Washington, D.C. 20549-0102
                           Telephone: 1-202-942-8090

             Nvest Funds Distributor, L.P., and other firms selling
                 shares of and Nvest Funds are members of the
          National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                          Nvest Equity Research Fund

                           Nvest Mid Cap Growth Fund







                   (Investment Company Act File No. 811-7345)

Nvest Funds(sm)
Where The Best Minds Meet(R)
________________________________________________________________________________

          Nvest


 Select Fund
     Harris Associates, L.P.


[photo]


                                  Prospectus
                                March 15, 2001


                                 What's Inside

                           Goals, Strategies & Risks
                                    Page X

                             Fund Fees & Expenses
                                    Page X

                                Management Team
                                    Page X

                                 Fund Services
                                    Page X

 The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete.
             Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of its services and for assistance in opening an account, contact your financial representative or call Nvest
                                    Funds.

                                  Nvest Funds
               399 Boylston Street, Boston, Massachusetts 02116
                                 800-225-5478
                              www.nvestfunds.com

Table of Contents


Goals, Strategies & Risks

Nvest Select Fund

Fund Fees & Expenses

Fund Fees & Expenses

More About Risk

More About Risk

Subadviser's Past Performance

Subadviser's Past Performance

Management Team

Meet The Fund's Investment Adviser and Subadviser
Meet The Fund's Portfolio Manager

Fund Services

Investing in the Fund
How Sales Charges are Calculated
Ways To Reduce or Eliminate Sales Charges
It's Easy to Open An Account
Buying Shares
Selling Shares
Selling Shares in Writing
Exchanging Shares
Restrictions on Buying, Selling and Exchanging Shares
How Fund Shares are Priced
Dividends and Distributions
Tax Consequences
Compensation to Securities Dealers
Additional Investor Services
Glossary of Terms


If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks
-------------------------

 Nvest Select Fund

                                          --------------------------------------
                                                           Fund Focus
                                          --------------------------------------
                                                   Stability   Income   Growth
                                          --------------------------------------
                                            High                          X
                                          --------------------------------------
                                            Mod.
                                          --------------------------------------
                                            Low       X           X
                                          --------------------------------------

Adviser:      Nvest Funds Management, L.P. ("Nvest Management")
Subadviser:   Harris Associates, L.P. ("Harris Associates")
Managers:     William C. Nygren, Floyd J. Bellman
Category      All-Cap Equity

    Ticker Symbol:             Class A          Class B          Class C

Investment Goal

The Fund seeks long-term capital appreciation.

The Fund's investment goal may be changed without shareholder approval. Principal Investment Strategies

Nvest Select Fund invests primarily in common stocks of U.S. companies. The Fund is non-diversified, which means that it is not limited under the Investment Company Act of 1940 to a percentage of assets that it may invest in any one issuer. The Fund could own as few as 12 securities, but generally will have 15 to 20 securities in its portfolio. The Fund will normally invest in companies with mid-to-large capitalizations.


Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve their investment objectives.

The Fund may:

 . Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

Principal Investment Risks

Equity securities:  Because the Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Non-diversified status: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurance may have a greater adverse impact on the Fund's net asset value.

 Fund Fees & Expenses
----------------------

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------------
                                                                 Class A           Class B             Class C
-------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)(1)(2)                              5.75%              None              1.00%(4)
-------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
 of original purchase price or redemption proceeds, as
 applicable)(2)                                                     (3)              5.00%             1.00%
-------------------------------------------------------------------------------------------------------------------
Redemption fees                                                   None*              None*             None*
-------------------------------------------------------------------------------------------------------------------

(1) A reduced sales charge on Class A and Class C shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges Are Calculated" within the section entitled "Fund Services."

(4) Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

*Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                                                    Nvest Select Fund**
-------------------------------------------------------------------------------------------------
                                                           Class A        Class B        Class C
-------------------------------------------------------------------------------------------------
Management fees                                              1.00%          1.00%          1.00%
-------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                     0.25%          1.00%*         1.00%*
-------------------------------------------------------------------------------------------------
Other expenses                                               0.52%          0.52%          0.52%
-------------------------------------------------------------------------------------------------
Total annual fund operating expenses                         1.77%          2.52%          2.52%
-------------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement***                   0.07%          0.07%          0.07%
-------------------------------------------------------------------------------------------------
Net expenses                                                 1.70%          2.45%          2.45%
-------------------------------------------------------------------------------------------------


* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

**    Other expenses are based on estimated amounts for the current fiscal year.

*** Nvest Management has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70%, 2.45% and 2.45% of the Fund's average daily net assets for Class A, B and C shares, respectively. This undertaking is in effect until May 1, 2002 and will be reevaluated on an annual basis.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
     . You invest $10,000 in the Fund for the time periods indicated; . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  Nvest Select Fund
------------------------------------------------------
             Class         Class          Class
               A             B              C
------------------------------------------------------
                       (1)      (2)    (1)     (2)
------------------------------------------------------
 1 year    $  738    $  748    $248    $446    $346
------------------------------------------------------
 3 years   $1,093    $1,077    $777    $869    $869
------------------------------------------------------

(1)  Assumes redemption at end of period.

(2)  Assumes no redemption at end of period.

More About Risk

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

Market Risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in a company's financial condition as well as overall market and economic conditions.

Management Risk The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Risks of Options These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Leverage Risk The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Interest Rate Risk The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

Information Risk The risk that key information about a security is inaccurate or unavailable.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Liquidity Risk The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Valuation Risk The risk that the Fund has valued certain securities at a higher price than it can sell them for.

Subadviser's Past Performance

The returns shown below represent the returns derived from performance data furnished by Harris Associates relating to a mutual fund and a group of private accounts advised by Harris Associates (together, the "Select Accounts"), with substantially similar investment objectives, strategies and policies as the Nvest Select Fund.

The Select Accounts, and in particular, the private accounts, have not been subject to the same types of expense to which the Select Fund is subject. In addition, the private accounts have not been subject to the diversification requirements, investment limitations and other restrictions to which the Select Fund is subject under the Investment Company Act and the Internal Revenue Code. The Research Accounts' performance results may have been less favorable had they been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. In addition, the Nvest Select Fund may be subject to more frequent inflows and outflows of assets than the Select Accounts, which may negatively impact performance. The information regarding the performance of the Select Accounts does not represent the Select Fund's performance. Such information should not be considered a prediction of the future performance of the Select Fund. The Select Fund is newly organized and has no performance record of its own.

The table below shows the average annual total returns for each of the Select Accounts for the period from January 1, 1993 (inception date of private accounts) to December 31, 2000 (the mutual fund commenced operations on November 1, 1996). The Select Accounts are also compared against the S&P 500 Index. The past performance data for the Select Accounts has been adjusted to reflect the management fees and other expenses actually paid by the Select Accounts and assumes the reinvestment of all dividends and distributions. The fees and expenses paid by the Select Fund will be higher than the fees and expenses paid by the corresponding Select Accounts. The performance of the Select Accounts would have been lower than that shown below if they had been subject to the fees and expenses of the Select Fund.


Avg Annual Total Returns (1)
For the period ending December 31, 2000
                                              1 Year   5 Years   Since Inception
Oakmark Private Accounts
Oakmark Select Fund
S&P 500
(1) Average Annual Total Returns: The Oakmark Select Accounts consist of all client accounts whose portfolios are managed using investment policies and strategies substantially similar to those that will be used to manage the Fund. The private accounts have been managed since January 1, 1993. The Oakmark Select Fund has been managed since November 1, 1996. The Standard & Poor's Composite Index of 500 Stocks is a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Oakmark Select Accounts' performance to a broad-based market index.

Management Team
---------------

Meet the Fund's Investment Adviser and Subadviser

The Nvest Funds family includes 28 mutual funds with a total of over $___ billion in assets under management as of December 31, 2000. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Select Fund (the "Fund"), which along with Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds, Nvest AEW Real Estate Fund, Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

Nvest Funds Management, L.P.

Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Funds. Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is a subsidiary of CDC Asset Management. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2000, Nvest Companies' 18 principal subsidiary or affiliated asset management firms, collectively had more than $____ billion in assets under management. Nvest Management oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Nvest Management does not determine what investments will be purchased by the Fund. The subadviser listed below makes the investment decisions for the Funds.

The Fund pays combined advisory and subadvisory fees at an annual rate of 1.00% as a percentage of its average daily net assets.

Subadviser

Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to the Fund. Harris Associates, a subsidiary of CDC Asset Management - North America, manages over $___ billion in assets as of December 31, 2000, and, together with its predecessor, has managed mutual funds since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

Subadvisory Agreements

The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

Portfolio Trades

In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC Asset Management-North America, Nvest Management, or Harris Associates. In placing trades, Harris Associates will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

Meet the Fund's Portfolio Managers


William C. Nygren

William C. Nygren has co-managed the Fund since inception on March 15, 2001. Mr. Nygren, C.F.A., joined Harris Associates as an analyst in 1983 and was Director of Research for Harris Associates from September 1990 to April 1998. Since November 1, 1996 he has also been a portfolio manager of the Oakmark Select Fund. Prior to joining Harris Associates, Mr. Nygren was an analyst with Northwestern Mutual Life Insurance Company. He holds an M.S. in Finance from the University of Wisconsin and a B.S. in Accounting from the University of Minnesota. He has 19 years of investment management experience.


Floyd J. Bellman

Floyd J. Bellman has co-managed the Fund since inception. Mr. Bellman, C.F.A., joined the firm in 1995 as a portfolio manager. He manages both equity and balanced accounts for individuals and institutions and serves as Vice President of the Investment Advisory Department. Since February 2000, he has also assisted in managing the Harris Associates segment of Star Value Fund. Prior to joining Harris Associates, Mr. Bellman was a Vice President and Chairman of the Personal Trust and Asset Management Committee at Harris Trust and Savings Bank (1987-1995); an Investment Officer at 1st Source Bank (1984-1987); and an Investment Officer at First Bank Milwaukee N.A. (1980-1984). He holds a BBA from the University of Wisconsin-Whitewater. He has 20 years of investment experience.

Fund Services
-------------

Investing in the Funds

Choosing a Share Class

The Fund offers Classes A, B and C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

 .    You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

 .    You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

 .    You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

Class B Shares

 .    You do not pay a sales charge when you buy Fund shares.  All of your money goes to work for you right away.

 .    You pay higher annual expenses than Class A shares.

 .    You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges Are
     Calculated."

 .    Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

 .    We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

Class C Shares

 .    You do pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See section entitled "Ways to Reduce or Eliminate Sales Charges."

 .    You pay higher annual expenses than Class A shares.

 .    You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

 .    Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

 .    We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For expenses associated with Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

Fund Services
-------------

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.
------------------------------------------------------------------
                                      Class A Sales Charges

      Your Investment          As a % of           As a % of your
                               offering price      investment
------------------------------------------------------------------
Less than       $ 50,000          5.75%               6.10%
------------------------------------------------------------------
$  50,000    -  $ 99,999          4.50%               4.71%
------------------------------------------------------------------
$ 100,000    -  $249,999          3.50%               3.63%
------------------------------------------------------------------
$ 250,000    -  $499,999          2.50%               2.56%
------------------------------------------------------------------
$ 500,000    -  $999,999          2.00%               2.04%
------------------------------------------------------------------
$1,000,000 or more*               0.00%               0.00%
------------------------------------------------------------------


* For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

Class B Shares

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

---------------------------------------------------------
       Class B Contingent Deferred Sales Charges
---------------------------------------------------------
  Year Since Purchase        CDSC on Shares Being Sold
---------------------------------------------------------
  1st                        5.00%
---------------------------------------------------------
  2/nd/                      4.00%
---------------------------------------------------------
  3/rd/                      3.00%
---------------------------------------------------------
  4/th/                      3.00%
---------------------------------------------------------
  5/th/                      2.00%
---------------------------------------------------------
  6/th/                      1.00%
---------------------------------------------------------
  Thereafter                 0.00%
---------------------------------------------------------

Class C Shares

The offering price of Class C shares is their net asset value plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.


---------------------------------------------------------
       Class C Contingent Deferred Sales Charges
---------------------------------------------------------
  Year Since Purchase        CDSC on Shares Being Sold
---------------------------------------------------------
  1st                        1.00%
---------------------------------------------------------
  Thereafter                 0.00%
---------------------------------------------------------

How the CDSC Is Applied to Your Shares


The CDSC is a sales charge you pay when you redeem certain Fund shares.
The CDSC:

 .    is calculated based on the number of shares you are selling;

 .    is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

 .    is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

 .    for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

 .    increases in net asset value above the purchase price; or

 .    shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of a Money Market Fund

If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another or Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Fund Services
-------------

Ways to Reduce or Eliminate Sales Charges

Class A or C Shares

Reducing Sales Charges

There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:

 .   Letter of Intent -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

 .   Combining Accounts -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

Eliminating Sales Charges and CDSC

Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:

 .   Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

 .   Selling brokers, sales representatives or other intermediaries under arrangements with the Distributor;

 .   Fund Trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

 .   Participants in certain Retirement Plans with at least 100 eligible employees (one-year CDSC may apply);

 .   Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

 .   Investments of $25,000 or more in Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A or Class C shares of the Funds (without paying a front-end sales charge) to repurchase Class A or Class C shares, respectively, of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

Class A, B or C Shares

Eliminating the CDSC

As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

 . to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

 .  to make payments through a systematic withdrawal plan; or

 .  due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds. Check the Statement of Additional Information for details.

Fund Services
-------------

It's Easy to Open an Account

To open an account with Nvest Funds:

1.  To open an account with Nvest Funds:

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                             Minimum to Open
                                                     Minimum to Open        an Account Using            Minimum for
            Type of Account                             an Account          Investment Builder         Existing Accounts
Any account other than those listed below                  $2,500                   $100                     $100
Accounts registered under the Uniform Gifts to
Minors Act or the Uniform Transfers to Minors Act          $2,500                   $100                     $100
Individual Retirement Accounts ("IRAs")                    $  500                   $100                     $100
Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh plans          $  250                   $100                     $100
Payroll Deduction Investment Programs for SARSEP*,
SEP, SIMPLE IRA, 403(b)(7) and certain other               $   25                    N/A                     $ 25
retirement plans

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:


Nvest Funds Personal Access Line(R)

800-225-5478, press 1

Nvest Funds Web Site

www.nvestfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

 . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

 . review your account balance, recent transactions, Fund prices and recent performance;

 .  order duplicate account statements; and

 .  obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Fund Services
--------------

Buying Shares

                                        Opening an Account                          Adding to an Account

Through Your Investment Dealer
                                  .  Call your investment dealer               .  Call your investment dealer
                                     for information.                             for information.

By Mail
                                  .  Make out a check in U.S. dollars          .  Make out a check in U.S. dollars
                                     for the investment amount, payable to        for the investment amount, payable to
                                     "Nvest Funds."  Third party checks           "Nvest Funds."  Third party checks
                                     and "starter" checks will not be             and "starter" checks will not be
                                     accepted.                                    accepted.

[envelope icon]                   .  Mail the check with your completed        .  Fill out the detachable investment
                                     application to Nvest Funds, P.O. Box         slip from an account statement.  If
                                     8551, Boston, MA 02266-8551                  no slip is available, include with
                                                                                  the check a letter specifying the
                                                                                  Fund name, your class of shares, your
                                                                                  account number and the registered
                                                                                  account name(s).  To make investing
                                                                                  even easier, you can order more
                                                                                  investment slips by calling
                                                                                  800-225-5478.
By Exchange
                                  .  The exchange must be for a                .  The exchange must be for a
                                     minimum of $1,000 or for all of              minimum of $1,000 or for all
                                     your shares.                                 of your shares.
[exchange icon]                   .  Obtain a current prospectus for           .  Call your investment dealer or
                                     the Fund into which you are                  Nvest Funds at 800-225-5478 or
                                     exchanging by calling your investment        visit nvestfunds.com to request
                                     dealer or Nvest Funds at 800-225-5478.       an exchange
                                  .  Call your investment dealer or            .  See the section entitled
                                     Nvest Funds to request an exchange .         "Exchanging Shares" for more details.

                                  .  See the section entitled
                                     "Exchanging Shares" for more details.

By Wire
                                  .  Call Nvest Funds at 800-225-5478          .  Visit nvestfunds.com to add shares
                                     to obtain an account number and wire         to your account by wire.
                                     transfer instructions.  Your bank may
                                     charge you for such a transfer.
[wire icon]                                                                    .  Instruct your bank to transfer
                                                                                  funds to State Street Bank & Trust

                                                                                    Company, ABA# 011000028, DDA#
                                                                                    99011538.
                                                                                 .  Specify the Fund name, your class
                                                                                    of shares, your account number and
                                                                                    the registered account name(s).  Your
                                                                                    bank may charge you for such a
                                                                                    transfer.
Automatic Investing Through Investment Builder

                                  .    Indicate on your application that         .  Please call Nvest Funds at
                                       you would like to begin an automatic         800-225-5478 for a Service Options
                                       investment plan through Investment           Form.  A signature guarantee may be
                                       Builder and the amount of the monthly        required to add this privilege.
                                       investment ($100 minimum).
[builder icon]                    .    Send a check marked "Void" or a           .  See the section entitled
                                       deposit slip from your bank account          "Additional Investor Services".
                                       along with your application.

Through Automated Clearing House ("ACH")

                                  .    Ask your bank or credit union whether     .  Call Nvest Funds at 800-225-5478 or
                                       it is a member of the ACH system.            visit nvestfunds.com to add shares to your
                                                                                    account through ACH.
[ACH icon]                        .    Complete the "Telephone Withdrawal and    .  If you have not signed up for the ACH
                                       Exchange" and "Bank Information" sections    system, please call Nvest Funds for a
                                       on your account application.                 Service Options Form.  A signature
                                                                                    guarantee may be required to add this
                                                                                    privilege.
                                  .    Mail your completed application to
                                       Nvest Funds, P.O. Box 8551, Boston,
                                       MA 02266-8551.

Fund Services
-------------

Selling Shares

                      To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."


Through Your Investment Dealer

                 . Call your investment dealer for information.

By Mail
                 . Write a letter to request a redemption specifying the name of your Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."
[envelope icon]  . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                 . Mail your request by regular mail to Nvest Funds, P.O. Box
                   8551, Boston, MA 02266-8551 or by registered, express or certified mail to Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.
                 . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).


By Exchange
                 . Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.
[exchange icon]  . Call Nvest Funds or visit nvestfunds.com to request an exchange.
                 . See the section entitled "Exchanging Shares" for more
                   details.

By Wire
                 . Fill out the "Telephone Withdrawal and Exchange" and "Bank
                   Information" sections on your account application.
[wire icon]      . Call Nvest Funds at 800-225-5478, visit nvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                 . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

Through Automated Clearing House

                 . Ask your bank or credit union whether it is a member of the
                   ACH system.
                 . Complete the "Telephone Withdrawal and Exchange" and "Bank
                   Information" sections on your account application.
[ ACH icon]      . If you have not signed up for the ACH system on your
                   application, please call Nvest Funds at 800-225-5478 for a Service Options Form.
                 . Call Nvest Funds or visit nvestfunds.com to request a
                   redemption through this system.
                 . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

By Systematic Withdrawal Plan

                               .  Please refer to the section entitled
                                  "Additional Investor Services" or call Nvest
                                  Funds at 800-225-5478 or your financial
                                  representative for information.

[systematic icon]              .  Because withdrawal payments may have tax
                                  consequences, you should consult your tax adviser before establishing such a plan

By Telephone
                               .  You may receive your proceeds by mail, by wire
                                  or through ACH (see above).
[telephone icon]               .  Call Nvest Funds at 800-225-5478 to choose the
                                  method you wish to use to redeem your shares.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

 .  your address of record has been changed within the past 30 days;

 . you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

 . a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

 .  a financial representative or securities dealer;

 .  a federal savings bank, cooperative, or other type of bank;

 .  a savings and loan or other thrift institution;

 .  a credit union; or

 .  a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.


Seller (Account Type)                     Requirements for Written Requests


Individual, joint, sole proprietorship,   .  The request must include the
UGMA/UTMA (minor accounts)                   signatures of all persons to sign,
                                             including title, if applicable.
                                          .  Signature guarantee, if applicable
                                             (see above).


Corporate or association accounts         .  The request must include the
                                             signatures of all persons
                                             authorized to sign, including title


Owners or trustees of trust accounts      .  The request must include the
                                             signatures of all trustees
                                             authorized to sign, including
                                             title.
                                          .  If the names of the trustees are
                                             not registered on the account,
                                             please provide a copy of the trust
                                             document certified within the past
                                             60 days.
                                          .  Signature guarantee, if applicable
                                             (see above).



Joint tenancy whose co-tenants are        .  The request must include the
deceased                                     signatures of all surviving tenants
                                             of the account.
                                          .  Copy of the death certificate.

                                        .  Signature guarantee if proceeds check
                                           is issued to other than the surviving
                                           tenants.


Power of Attorney (POA)                 .  The request must include the
                                           signatures of the attorney-in-fact,
                                           indicating such title.
                                        .  A signature guarantee.
                                        .  Certified copy of the POA document
                                           stating it is still in full force and
                                           effect, specifying the exact Fund and
                                           account number, and certified within
                                           30 days of receipt of instructions.*

Qualified retirement benefit plans      .  The request must include the
(except Nvest Funds prototype              signatures of all those authorized
documents)                                 to sign, including title.
                                        .  Signature guarantee, if applicable
                                           (see above).


Executors of estates, administrators,   .  The request must include the
guardians, conservators                    signatures of all those authorized to
                                           sign, including capacity.
                                        .  A signature guarantee.
                                        .  Certified copy of court document
                                           where signer derives authority, e.g.:
                                           Letters of Administration,
                                           Conservatorship and Letters
                                           Testamentary.*

Individual Retirement Accounts (IRAs)   .  Additional documentation and
                                           distribution forms are required.


* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

Fund Services
-------------

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

Although the Funds does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund:


Restriction                            Situation

The Fund may suspend the right of      .   When the New York Stock Exchange
redemption or postpone payment for         (the "Exchange") is closed (other
more than 7 days:                          than a weekend/holiday)
                                       .   During an emergency
                                       .   Any other period permitted by the SEC
------------------------------------   -----------------------------------------
The Fund reserves the right to         .   With a notice of a dispute between
suspend account services or refuse         registered owners
transaction requests:
                                       .   With suspicion/evidence of a
                                           fraudulent act
------------------------------------   -----------------------------------------
The Fund may pay the redemption        .   When it is detrimental for the Fund
price in whole or in part by a             to make cash payments as determined
distribution in kind of readily            in the sole discretion of the
marketable securities in lieu of           Adviser or subadviser
cash or may take up to 7 days to
pay a redemption request in order
to raise capital:
------------------------------------   -----------------------------------------
The Fund may withhold redemption       .   When redemptions are made within 10
proceeds until the check or funds          calendar days of purchase by check or
have cleared:                              ACH of the shares being redeemed
--------------------------------------------------------------------------------

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

Small Account Redemption
When the Fund account falls below a set minimum (currently $1,000 as set by the Fund's Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

How Fund Shares Are Priced

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  ----------------------------------------------------------------------
                  Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

 .    A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

 .    The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

 .    Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

 .    A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."


Generally, Fund securities are valued as follows:

Equity securities -- most recent sales or quoted bid price as provided by a pricing service.

Debt securities (other than short-term obligations) -- based upon pricing service valuations.

Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

Securities traded on foreign exchanges -- most recent sale/bid price on the non-
  U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

Options -- last sale price, or if not available, last offering price.

Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

All other securities -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

Dividends and Distributions

The Funds generally distributes most or all of its net investment income annually (other than capital gains) in the form of dividends. The Fund expects to distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

 .    Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

 .    Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of anotherNvest Fund.

 .    Receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.
For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you are taxable whether you receive them in cash or reinvested them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. The Funds usually do not realize a substantial amount of long-term capital gains. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares.

Any gain resulting from the sale of your Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax.

You should consult your tax adviser for more information on your own situation, including possible foreign, state and local taxes.

Shareholders should consult their tax advisers about the consequences of investments, if any, that the Fund may make in foreign securities or foreign currencies.

Compensation to Securities Dealers

As part of their business strategies, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Additional Investor Services

Retirement Plans

Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or a Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into a Nvest Fund or a Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Nvest Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

Nvest Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Nvest Funds Web Site

Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Electronic Mail Delivery

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

            If you would like more information about the Funds, the
              following documents are available free upon request:
             Statement of Additional Information (SAI) -- Provides
more detailed information about the Funds  and their investment limitations and policies , has been filed
           with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference.
         To order a free copy of the Fund's SAI, contact your financial representative, or the Fund at:
     Nvest Funds Distributor, L.P., 399 Boylston Street, Boston, MA  02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com
                  Your financial representative or Nvest Funds
         will also be happy to answer your questions or to provide any additional information that you may require.
                You can review and copy  the Fund's SAIs at the
   Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from
                   the Commission's Web site at: www.sec.gov.

Copies of the SAI are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                        ------------------
            writing or calling the Public Reference Room of the SEC,
                          Washington, D.C. 20549-0102
                           Telephone: 1-202-942-8090

             Nvest Funds Distributor, L.P., and other firms selling
                    shares of Nvest Funds are members of the
          National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                                     Nvest


                                  Select Fund



                   (Investment Company Act File No. 811-7345)

[LOGO]

--------------------------------------------------------------------------------
Nvest Equity Research Fund
Nvest Mid Cap Growth Fund
Nvest Select Fund

Statement of Additional Information I

March 15, 2001

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectuses of the Funds dated March 15, 2001 (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectuses. Investors may obtain a free copy of the Prospectus by writing to Nvest Funds Distributor, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Nvest Funds at 800-225-5478 or by placing an order online at www.nvestfunds.com.

     The Funds, are each a diversified (Select Fund is non-diversified) fund of Nvest Funds Trust III (the "Trust"), a registered open-end management investment company that currently offers a total of five funds.

                               Table of Contents

                                                                           Page
                                                                           ----
Investment Restrictions                                                      2
Fund Charges and Expenses                                                    4
Ownership of Fund Shares                                                     5
Miscellaneous Investment Practices                                           5
Management of the Trust                                                     21
Portfolio Transactions and Brokerage                                        29
Description of the Trust and Ownership of Shares                            31
How to Buy Shares                                                           34
Net Asset Value and Public Offering Price                                   34
Reduced Sales Charges                                                       35
Shareholder Services                                                        38
Redemptions                                                                 45
Standard Performance Measures                                               48
Income Dividends, Capital Gain Distributions and Tax Status                 52
Appendix A - Description of Bond Ratings                                    54
Appendix B - Media That May Contain Fund Information                        57
Appendix C - Advertising and Promotional Literature                         60

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

      The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Nvest Equity Research Fund and Nvest Mid Cap Growth Fund
Nvest Equity Research Fund (the "Equity Research Fund") and Nvest Mid Cap Growth Fund (the "Mid Cap Growth Fund") each will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. This limitation does not apply to U.S. Government Securities (as defined in the 1940 Act).

*(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

*(3) Invest more than 25% of its net assets in any one industry. This restriction does not apply to U.S. Government Securities. For the purposes of this restriction, gas, electric, water and telephone companies will be considered as being in separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

+(5)  Borrow money, except to the extent permitted under the 1940 Act.

*(6) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

*(7) Act as underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

*(8) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(10) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

      Restrictions (4) and (10) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

Nvest Select Fund
Nvest Select Fund (the "Select Fund") may not:

+(1) Acquire securities of any one issuer which (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securites of the issuer;

+*(2) Invest more than 25% of its net assets in any one industry. This restriction does not apply U.S. Government Securities. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

+*(4) Borrow money except to the extent permitted under the 1940 Act.

*(5) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For the purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

*(6) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

*(7) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein

*(8) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery or physical commodities.

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

      Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

      In addition, it is contrary to each Fund's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the Securities and Exchange Commission is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that the Manager has determined to be liquid under procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------

                           FUND CHARGES AND EXPENSES

--------------------------------------------------------------------------------

MANAGEMENT FEES


      Pursuant to separate advisory agreements, each dated _______________, Nvest Funds Management, L.P. ("Nvest Management") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Equity Research, Mid Cap Growth and Select Funds and to provide a range of administrative services to such Funds. For the services described in the advisory agreements, each such Fund has agreed to pay Nvest Management a gross management fee at the annual rate set forth in the following table, reduced by the amount of any sub-advisory fees paid by the Fund to the subadviser pursuant to any sub-advisory agreement:

                                                 Management fee payable by Fund to Nvest Management
                     Fund                                (includes any subadviser fees paid)
                                               (as a percentage of average daily net assets of the Fund)
---------------------------------            ------------------------------------------------------------
Equity Research Fund                            0.80%

Mid Cap Growth Fund and                         0.95%

Select Fund                                     1.00%

      Each of the advisory agreements for the Equity Research, Mid Cap Growth and Select Funds provides that Nvest Management may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated -_____________, Nvest Management has delegated responsibility for managing the investment and reinvestment of each of these Funds' assets to a subadviser. The subadviser is Loomis Sayles, in the case of the Equity Research and Mid Cap Growth Funds and Harris Associates, L.P. ("Harris Associates") in the case of the Select Fund. For the services described in the subadvisory agreements, each such Fund has agreed to pay its respective subadviser a subadvisory fee at the annual rate set forth in the following table:

                                                                  Subadvisory fee payable to subadviser
            Fund                      Subadviser           (as a percentage of average daily net assets of the Fund)
------------------------------     -----------------     --------------------------------------------------------------
Equity Research Fund                 Loomis Sayles             0.400%

Mid Cap Growth Fund                  Loomis Sayles             0.550%      of the first $1 billion
                                                               0.425%      of amounts in excess of $1 billion

Select Fund                          Harris Associates          0.60%     of the first $1 billion
                                                                0.55%     of amounts in excess of $1 billion

      Nvest Management has given a binding undertaking to the Equity Research, Mid Cap Growth and Select Funds to reduce each Fund's fees and, if necessary, to bear certain expenses related to operating each Fund in order to limit each Fund's expenses to an annual rate of 1.70% of the average daily net assets of the Fund's Class A shares, 2.45% of the average daily net assets of the Fund's Class B shares, and 2.45% of the average daily net assets of the Fund's Class C shares.

--------------------------------------------------------------------------------

                           OWNERSHIP OF FUND SHARES

--------------------------------------------------------------------------------

      As of (______________), 2001, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.

            Fund                      Shareholder and Address                           Ownership Percentage
            ----                      -----------------------                           --------------------
[TO BE UPDATED}

--------------------------------------------------------------------------------

                      MISCELLANEOUS INVESTMENT PRACTICES

--------------------------------------------------------------------------------

      The following is a list of certain investment practices in which a Fund may engage as secondary investment strategies. A Fund's primary strategies are detailed in its Prospectus.

Equity Research Fund                   Mid Cap Growth Fund                     Select Fund
--------------------                   -------------------                     -----------
[TO BE UPDATED]                        [TO BE UPDATED]                         [TO BE UPDATED]



      The following is a description of the various investment practices in which a Fund may engage as a secondary strategy:

Equity Securities Equity securities are securities that represent an ownership
-----------------
interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. A Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

 .     Small Companies - A Fund may invest in companies with relatively small
      ---------------
      capitalization. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

 .     Warrants - A Fund may invest in warrants. A warrant is an instrument that
      --------
      gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

 .     Real estate investment trusts (REITs) - Certain Funds may invest in REITs.
      -------------------------------------
      REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with the investments in real estate. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Initial Public Offerings Funds may purchase securities of companies that are
------------------------
offered pursuant to an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public in the primary market, typically to raise additional capital. The Funds may purchase a "hot" IPO (also known as a "hot issue"), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. Although the Funds will make diligent efforts to research a company prior to purchasing IPO securities, including reviewing the company's prospectus, there is no guarantee against significant losses. The Funds' investment in IPO securities may have a significant impact on a Fund's performance and may result in significant capital gains.

Fixed-income Securities A Fund may invest in fixed-income securities. Because
-----------------------
interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of your shares will vary as a result of changes in the value of the bonds and other securities in a Fund's portfolio.

Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including
(1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

Lower Quality Fixed-income Securities Fixed-income securities rated BB or lower
-------------------------------------
by Standard & Poor's Ratings Group ("Standard & Poor's" or "S&P") or Ba or lower by Moody's Investor's Service, Inc. ("Moody's") (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities, including U.S. government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the Fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings" and "Appendix D - Average Monthly Portfolio Composition Tables."

Structured Notes Certain Funds may invest in a broad category of instruments
----------------
known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the Standard & Poor's Composite Index of 500 Stocks ("S&P 500")) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the fund's exposure to changes in the value of assets that the fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the fund's portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. (The Funds are not permitted to invest more than 15% of their net assets in illiquid investments.) As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant adviser's or subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's or subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply.

U.S. Government Securities  Certain Funds may invest in some or all of the
--------------------------
following U.S. government securities:


 .     U.S. Treasury Bills - Direct obligations of the U.S. Treasury which are
      -------------------
      issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

 .     U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury
      -----------------------------
      issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

 .     "Ginnie Maes" - Debt securities issued by a mortgage banker or other
      -------------
      mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single, family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

 .     "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a
      -------------
      government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States government.

 .     "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a
      --------------
      corporate instrumentality of the United States government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States government.

         U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Mortgage-related Securities Mortgage-related securities, such as GNMA or FNMA
---------------------------
certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.

An Adjustable Rate Mortgage security ("ARM"), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Asset-backed Securities The securitization techniques used to develop mortgage
-----------------------
securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, assets such as automobile and credit card receivables are being securitized in pass- through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMO") A CMO is a security backed by a
-------------------------------------------
portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

"Stripped" Securities Stripped securities are usually structured with two or
---------------------
more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.

Zero-coupon Securities; Pay-in-kind and Step Coupon Zero-coupon securities are
---------------------------------------------------
debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon and pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"), a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

When-issued Securities Each Fund may purchase "when-issued" equity securities,
----------------------
which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to actual issuance. Each Trust's custodian will establish a segregated account for each Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Repurchase Agreements  Certain Funds may enter into repurchase agreements, by
---------------------
which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Reverse Repurchase Agreements  Each Fund may enter into reverse repurchase
-----------------------------
agreements. However, a Fund may not engage in reverse repurchase agreements in excess of 5% of the applicable Fund's total assets. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

Convertible Securities  Certain Funds may invest in convertible securities,
-----------------------
including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Foreign Securities  Investments in foreign securities present risks not
------------------
typically associated with investments in comparable securities of U.S. issuers.

     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

     In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

     There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

     Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

     Certain Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

     In addition, certain Funds may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

     In determining whether to invest in securities of foreign issuers, Nvest Management or the subadviser of each Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

Foreign Currency  Most foreign securities in the Funds' portfolios will be
----------------
denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

     A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Foreign Currency Hedging Transactions  To protect against a change in the
-------------------------------------
foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures, Options and Swap Contracts" below.

Privatizations  In a number of countries around the world, governments have
--------------
undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, or the terms of participation may be less advantageous than for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Investments in Other Investment Companies  Investment companies, including
-----------------------------------------
companies such as iShares, "SPDRs" and "WEBS," are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of a Fund's investment in an investment company will fall if the value of the investment company's underlying securities declines. As a shareholder of an investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar expenses of the Fund.

     Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for a Fund to invest in such countries. In other cases, where a Fund's subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. In other cases, an investment company's shares may trade at a discount to the investment company's net asset value per share.

Futures, Options and Swap Contracts
-----------------------------------

Futures Contracts A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 futures trade in contracts equal to $500 multiplied by the S&P 500.

     When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options   An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

     An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

     A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

     A put option on a futures contract written by a Fund, or a put option on a security written by a Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

     As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

     Certain Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

     A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

     Certain Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

     Certain Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     All call options written by a Fund on foreign currencies will be "covered." A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

Swap Contracts Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

Risks The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

     Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

     The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

     The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

     Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the International Equity Fund purchases foreign stock index futures.

     The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Over-the-counter Options An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Economic Effects and Limitations Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

     The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Short Sales  The Funds may make short sales of securities if (a) the Fund owns
-----------
at least an equal amount of such securities, or of securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration or (b) immediately after such a short sale the aggregate value of all securities that the Fund is short (excluding the value of securities sold short against-the-box) does not exceed 5% of the value of the Fund's net assets, and the Fund covers such short sales as described in the following paragraph.

     In a short sale, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, in order to cover its short positions, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian either (1) an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration or (2) cash, U.S. government securities or other liquid securities having a value equal to the excess of (a) the market value of the securities sold short over (b) the value of any cash, U.S. government securities or other liquid securities deposited as collateral with the broker in connection with the short sale . A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Illiquid Securities (Rule 144 and Section 4(2) Commercial Paper) Illiquid
---------------------------------------------------------------
securities are those which are not readily resaleable, which may include securities whose disposition is restricted by federal securities laws.

     Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Certain Funds may also purchase commercial paper issued under Section 4(2) of the 1933 Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and
Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue of Rule 144A securities is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Private Placements  Each Fund may acquire securities in private placements.
------------------
Because an active trading market may not exist for such securities, the sale of such securities may be subject to delay and additional costs. The Funds will not purchase such a security if more than 15% of the value of its net assets would be invested in illiquid securities.

Loans of Portfolio Securities  Certain Funds may lend up to 33 1/3% of their
-----------------------------
total assets (taken at current value) in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. These Funds will continue to benefit from interest or dividends on the securities loaned and may also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in the beginning of this Statement. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Boards of Trustees of the Trust or persons acting pursuant to the direction of the Board.

     These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-Term Trading  Certain Funds may, consistent with their investment
------------------
objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any subadviser's investment discretion in managing its segment or segments of a Fund's assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Money Market Instruments  Each Fund may seek to minimize risk by investing in
------------------------
money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal and that the Fund will be able to maintain the net asset value of its shares at $1.00, although this value cannot be guaranteed.

     Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

Temporary Strategies A Fund has the flexibility to respond promptly to changes
--------------------
in market and economic conditions. In the interest of preserving shareholders' capital, the adviser may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

         In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money instruments. The use of defensive strategies may prevent a Fund from achieving its goal.

--------------------------------------------------------------------------------

                            MANAGEMENT OF THE TRUST

-----------------------------------------------------------------------------
The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of the shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

Trustees
--------

         Trustees of the Trust and their ages (in parentheses), addresses and principal occupations during at least the past five years are listed below. Those marked with an asterisk (*) may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.

GRAHAM  T. ALLISON, JR.--Trustee (61); 79 John F. Kennedy Street, Cambridge,
                         -------
         Massachusetts 02138; Member of the Contract Review and Governance Committee for the Trust; Douglas Dillon Professor and Director for the Belfer Center of Science and International Affairs, John F. Kennedy School of Government, Harvard University; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - Trustee (56); 452 Fifth Avenue, New York, New York 10018;
                 -------
         Chairman of the Audit Committee for the Trust; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust(NYSE), eBenX, Inc. (NASDAQ); and Board Member, Norman Rockwell Museum, Sharon Hospital, National Committee for Quality Healthcare, and Columbia University School of Business;

KENNETH J. COWAN -- Trustee (68); One Beach Drive, S.E. #2103, St. Petersburg,
                    -------
         Florida 33701; Chairman of the Contract Review and Governance Committee for the Trust; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - Trustee (57); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
                 -------
         20004; Member of the Contract Review and Governance Committee for the Trust; Partner, The Carlyle Group (investments); Public Service Professor, John F. Kennedy School of Government, Harvard University; Trustee, Council for Excellence in Government (not for profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (Investments).

*JOHN T. HAILER - President and Trustee (40); President and Chief Executive
                  ---------------------
         Officer, Nvest Funds Distributor, L.P.; President and Chief

         Executive Officer, Nvest Distribution Corporation; President and Chief Executive Officer, Nvest Management; formerly, Senior Vice President, Fidelity Investments Institutional Services Company; formerly, Senior Vice President and Director of Retail Business Development, Putnam Investments; Director, Home for Little Wanderers.

SANDRA O. MOOSE -- Trustee (59); Exchange Place, Boston, Massachusetts 02109;
                   -------
         Member of the Audit Committee for the Trust; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, Verizon Communications (communications services); Director, Rohm and Haas Company (specialty chemicals); Trustee, Boston Public Library Foundation; Board of Overseers, Museum of Fine Arts and Beth Israel/New England Deaconess Hospital; Director, Alfred P. Sloan Foundation, Harvard Graduate School Society Council; Member, Visiting Committee, Harvard School of Public Health.

JOHN A. SHANE -- Trustee (68); 200 Unicorn Park Drive, Woburn, Massachusetts
                 -------
         01801; Member of the Audit Committee for the Trust; President, Palmer Service Corporation (venture capital organization); Director, Arch Communications Group, Inc. (paging service); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, United Asset Management Corporation (holding company for institutional money management firms).

* PETER S. VOSS -- Chairman of the Board, Chief Executive Officer and Trustee
                   ----------------------------------------------------------
         (54); Director, President and Chief Executive Officer, Nvest Companies, L.P. ("Nvest Companies"); Director, Nvest Services Company; Director, Nvest Distribution Corporation; Director of various affiliates of Nvest Management; formerly, Board Member, Investment Company Institute and United Way of Massachusetts Bay; Committee Member, New York Stock Exchange Listed Company Advisory Committee.

PENDLETONP. WHITE -- Trustee (69); 6 Breckenridge Lane, Savannah, Georgia
                     -------
         31411; Member of the Contract Review and Governance Committee for the Trust; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

The Contract Review and Governance Committee of the Board of Trustees is comprised solely of disinterested trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds.

The Audit Committee of the Board of Trustees is comprised solely of disinterested trustees and considers matters relating to the scope and results of the Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and polices, regulations of the SEC and Internal Revenue Service (the "IRS") as well as operational issues relating to the transfer agent.

Officers
--------

         Officers of the Trust, in addition to Mr. Voss and Mr. Hailer, and their ages (in parentheses) and principal occupations during at least the past five years are listed below.

THOMAS P. CUNNINGHAM - Treasurer (55); Senior Vice President, Nvest Services
                       ---------
         Company; Senior Vice President, Nvest Management; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company, formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER - Secretary and Clerk (36); Director, Nvest Distribution
                    -------------------
         Corporation; Senior Vice President, General Counsel, Secretary and Clerk, Nvest Funds Distributor, L.P.; Senior Vice President, General Counsel, Secretary and Clerk, Nvest Management; Executive Vice President, General Counsel, Secretary and Clerk, Nvest Services Company; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Vice President and General Counsel, Boston

         Institutional Group (mutual funds service company); formerly, Senior Vice President and General Counsel, Financial Research Corporation.

         Each person listed above holds the same position(s) withNvest Funds Trust I, Nvest Funds Trust II, Nvest Cash Management Trust, Nvest Tax Exempt Money Market Trust and Nvest Companies Trust I on behalf of Nvest AEW Real Estate Fund (collectively, with the Trust, the "Nvest Funds Trusts"). Previous positions during the past five years with Nvest Funds Distributor, L.P. or Nvest Management are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Nvest Funds Trusts' trustees is also a trustee of certain other investment companies for which Nvest Funds Distributor, L.P. acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the Trusts is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees
------------

         The Trust pays no compensation to its officers or to its trustees who are interested persons thereof.

         Each trustee who is not an interested person of the Trust receives, in the aggregate for serving on the Board of Trustees of the Nvest Funds Trusts , comprising as of March 15, 2001 a total of 26 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.

         During the fiscal year ended December 31, 2000, the trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of the other Nvest Funds Trusts.
[TO BE UPDATED]

                                               Pension or
                               Aggregate       Retirement       Estimated          Total
                             Compensation   Benefits Accrued      Annual        Compensation
                               from the     as Part of Fund      Benefits         from the
                                 Trust          Expenses           Upon      Nvest Funds Trusts
     Name of Trustee           in 2000*         in 2000         Retirement        in 2000*
     ---------------           --------         -------         ----------        --------
Graham T. Allison, Jr.                             $0               $0
Daniel M. Cain                                     $0               $0
Kenneth J. Cowan                                   $0               $0
Richard Darman                                     $0               $0
Sandra O. Moose                                    $0               $0
John A. Shane                                      $0               $0
Pendleton P. White                                 $0               $0

[*Amounts include payments deferred by trustees for 2000. The total amount of deferred compensation for all periods to date accrued for the trustees follows:
Allison ($__________); Cain ($_________); Cowan ($_______); Darman ($______).]
TO BE UPDATED

         The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the trustee on the normal payment date for such fees. Each Fund will make an investment in the selected Fund (s) in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, each Fund, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.

         At February 15, 2001, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

Advisory and Subadvisory Agreements
-----------------------------------

         Each Fund's advisory agreement between the Fund and Nvest Management provides that the adviser (Nvest Management) will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. Nvest Management is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

         Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies.

         Each Fund's advisory agreement and each Fund's subadvisory agreementprovides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Trust has received an exemptive order from the SEC which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement.

         Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Nvest Management, formed in 1995, is a limited partnership whose sole general partner, Nvest Distribution Corporation, is a wholly-owned subsidiary of Nvest Holdings, L.P. ("Nvest Holdings"), which in turn is a wholly-owned subsidiary of Nvest Companies. Nvest Distribution Corporation is also the sole general partner of Nvest Funds Distributor, L.P. (the "Distributor") and the sole shareholder of Nvest Services Company, Inc., the transfer and dividend disbursing agent of the Funds. Nvest Companies owns the entire limited partnership interest in each of Nvest Management and the Distributor. Nvest Services Company has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Funds to third parties. Nvest Services Company, Inc. will also do business as Nvest Services Company and Nvest Services Co.

         Nvest Companies is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution which, in turn, is wholly-owned by the French Government. Nvest Companies is owned by CDC AM - North America, which is wholly-owned by CDC Asset Management, a French entity that is part of Caisse des Depots et Consignations.

         Nvest Companies' advising general partner is Nvest, L.P. Nvest Corporation is the sole general partner of Nvest, L.P. The eighteen principal subsidiary or affiliated asset management firms of Nvest Companies, collectively, have more than $_____ billion of assets under management or administration as of December 31, 2000.

         Loomis Sayles was organized in 1926 and is one of the oldest investment management firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Loomis Sayles.

         Harris Associates was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1970. Harris Associates is a limited partnership whose sole general partner is Harris Associates Inc., a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Harris Associates. Harris Associates also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

         Certain officers of Loomis Sayles have responsibility for the management of other client portfolios. The Boston office of Loomis Sayles makes the investment decisions for the Equity Research Fund and Mid Cap Growth Fund Fund. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which Equity Research and Mid Cap Growth Funds also invest. If one of these Funds and such other clients advised by theBoston office of Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the Trusts' trustees that the desirability of retaining Loomis Sayles as subadviser for the Equity Research and Mid Cap Growth Funds outweighs the disadvantages, if any, which might result from these practices.

         Certain officers and employees of Harris Associates have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris Associates) that may invest in securities in which the Select Fund may invest. Where Harris Associates determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris Associates to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Harris Associates will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, the amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Harris Associates' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Select Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Select Fund or the price at which a security may be sold. The trustees of the Trust are of the view that the benefits of retaining Harris Associates as a subadviser to the Select Fund outweigh the disadvantages, if any, that might result from participating in such transactions.

Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with
--------------------------------------------
each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders.

         The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of each Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.

         Each Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

         Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.

         The service fee may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

         To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect.

         Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer.

         Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trust's trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

         The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds' shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor.

         The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the relevant Independent Trustees.

         The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the relevant Independent Trustees and
(ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

         With the exception of the Distributor and its direct and indirect parent companies, no interested person of the Trust or any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement.

         Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention,
(3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

         The Distributor controls the words "Nvest" in the names of the Trust and the Funds and if it should cease to be the principal distributor of the Funds' shares, the Trust or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for Kobrick Capital Fund, Kobrick Emerging Growth Fund, Kobrick Growth Fund (together, the "Kobrick Funds"), Nvest Funds Trust I, Nvest Funds Trust II, Nvest Companies Trust I, Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust. The address of the Distributor is 399 Boylston Street, Boston, Massachusetss, 02116.

         The portion of the various fees and expenses for Class A, B, and with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below:

         For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect. The portion of the various fees and expenses for Class A shares of the Funds that are paid (reallowed) to securities dealers are shown below:

                            Maximum                      Maximum                   Maximum                 Maximum
                            Sales Charge                 Reallowance or            First Year              First Year
                            Paid by Investors             Commission                Service Fee              Compensation
Investment                  (% of offering price)         (% of offering price)     (% of net investment)    (% of offering price)
Less than  $ 50,000               5.75%                          5.00%                     0.25%                   5.25%
$50,000  - $ 99,999               4.50%                          4.00%                     0.25%                   4.25%
$100,000 - $249,999               3.50%                          3.00%                     0.25%                   3.25%
$250,000 - $499,999               2.50%                          2.15%                     0.25%                   2.40%
$500,000 - $999,999               2.00%                          1.70%                     0.25%                   1.95%

Investments of $1 million
or more
First $3 Million                  none                           1.00%(2)                  0.25%                   1.25%
Excess over $3 Million (1)        none                           0.50%(2)                  0.25%                   0.75%

Investments with no Sales
Charge(3)                         none                           0.00%                     0.25%                   0.25%

(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million.
     Those Plans with investments of over $10 million are eligible to purchase Class Y shares of other Nvest funds, which are described in a separate prospectus.
(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Funds that are paid to securities dealers are shown below:

                          Maximum Front-End
                         Sales Charge Paid by    Maximum Reallowance       Maximum First Year      Maximum First Year
                              Investors             or Commission             Service Fee             Compensation
      Investment        (% of offering price)   (% of offering price)     (% of net investment)   (% of offering price)
All amounts for Class B  None                    3.75%                    0.25%                     4.00%
Class C amounts          None                    1.00%                    0.00%                     1.00%
Purchased at NAV (1)
All amounts for Class C  1.00%                   2.00%                    0.00%                     2.00%

(1) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.

         Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the Contingent Deferred Sales Charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A or Class C shares to investment dealers from time to time.

         For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Nvest Fund or if the account is registered in street name.

         The Distributor may at its expense provide additional concessions to dealers who sell shares of the Funds, including: (i) full reallowance of the sales charge of Class A or Class C shares, (ii) additional compensation with respect to the sale of Class A, B and C shares and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Nvest Funds' seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm.

         Custodial Arrangements. State Street Bank and Trust Company ("State
         ----------------------
Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Independent Accountants. The Trust's independent accountants are
         -----------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of each Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation.

Other Arrangements
------------------

         Pursuant to a contract between the Trust and Nvest Services Company ("NSC"), NSC acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. For Classes A, B and C the Funds pay an asset-based fee to NSC for these services. This fee is assessed at the greater of (i) 0.184% of the aggregate average daily net assets of all Stock Funds and Kobrick Funds up to $5.7 billion; at 0.18% of such assets between $5.7 billion and $10.7 billion; and at 0.175% of such assets in excess of $10.7 billion, or (ii) a minimum fee of $10.5 million. NSC has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, NSC pays BFDS a monthly per account fee.

         In addition, pursuant to an Administrative Services Agreement among the Nvest Funds Trusts and NSC, NSC performs certain accounting and administrative services for the Funds. The Nvest Funds Trusts pay NSC an aggregate fee equal to the annual rate of 0.035% of the first $5 billion of the Nvest Funds Trusts' average daily net assets, 0.0325% of the next $5 billion of the Nvest Funds Trusts' average daily net assets and 0.03% of the Nvest Funds Trusts' average daily net assets in excess of $10 billion. The Funds also reimburse NSC for all or part of NSC's expenses of providing these services, which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.

--------------------------------------------------------------------------------

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

--------------------------------------------------------------------------------


         In placing orders for the purchase and sale of equity securities, each Fund's adviser or subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         In placing orders for the purchase and sale of securities for Equity Research Fund and Mid Cap Growth Fund , Loomis Sayles follows the same policies as for the other funds for which it acts as subadviser, except that Loomis Sayles may cause the Funds to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles' overall responsibilities to the Fund and its other clients. Loomis Sayles' authority to cause these Funds to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

         In placing orders for the purchase and sale of portfolio securities for the Select Fund, Harris Associates always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers that make the market for such securities unless, in the judgment of Harris Associates, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers. Subject to the above standard, portfolio transactions for Select Fund may be executed through Harris Associates Securities L.P., a registered broker-dealer and an affiliate of Harris Associates.

               Harris Associates selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris Associates will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

               Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker which Harris Associates believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris Associates' expenses. Such services may be used by Harris Associates in servicing other client accounts and in some cases may not be used with respect to the Select Fund. Consistent with the Rules of theNASD, and subject to seeking best execution, Harris Associates may, however, consider purchases of shares of Select Fund by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.

               Harris Associates may cause the Select Fundd to pay a broker-dealer that provides brokerage and research services to Harris Associates an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris Associates must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris Associates' overall responsibilities to the Fund and its other clients. Harris Associates' authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

               Portfolio Trades of All Subadvisers Subject to the overriding
               -------------------------------------------------------------
objective of obtaining the best possible execution of orders, each of the subadvisers may allocate brokerage transactions to affiliated brokers. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the trustees of the Trust, including a majority of those trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

         General
         -------

         Subject to procedures adopted by the Board of Trustees of the Trust, the Funds' brokerage transactions may be executed by brokers that are affiliated with Nvest Companies or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Funds' dealer in connection with such transactions.

         To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser or subadviser may allocate brokerage transactions in a manner that takes into account the sale of shares of one or more Funds distributed by the Distributor. In addition, the adviser or subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses, subject to the requirement that the adviser or subadviser will seek best execution.

         It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------

               DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

--------------------------------------------------------------------------------

         Nvest Funds Trust III was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated August 22, 1995. The Trust has five separate funds (Nvest Bullseye Fund, Nvest Large Cap Value Fund (formerly Nvest Equity Income Fund), Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund. Nvest Large Cap Value Fund was organized in 1995 and commenced operations on November 28, 1995. Nvest Bullseye Fundwas organized in 1998 and commenced operations on March 31, 1998. Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fundwere organized on ___________ 200_ and commenced operations on March 15, 2001.

         The Declaration of Trust of Nvest Funds Trust III permits the Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declaration of Trust further permits the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The shares of all the Funds are divided into three classes: Class A, Class B and Class C. Each Fund offers such classes of shares as set forth in such Fund's Prospectus. All expenses of each Fund (excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its Class A, B and C shares on a pro rata basis, except for 12b-1 fees, which are borne by each class and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis. The Class A, Class B and Class C structure could be terminated should certain IRS rulings be rescinded.

         The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all of the Funds in the Trust.

         The Declaration of Trust also permits each Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While the Declaration of Trust further provides that the Board of Trustees may also terminate the Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights
-------------

         Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan relating to that class.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust will undertake to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.

Shareholder and Trustee Liability
---------------------------------

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declaration of Trust provides for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of its trustees and officers, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Code of Ethics
--------------

         The Trust, the Funds' adviser and subadvisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit employees to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

--------------------------------------------------------------------------------

                               HOW TO BUY SHARES

--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Nvest Funds, or, in the case of a retirement account, the custodian or trustee.

         For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

         Shares may also be purchased either in writing, by phone, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the NASD and that have selling agreements with the Distributor. You may also use Nvest Funds Personal Access Line(R) (800-225-5478, press 1) or Nvest Funds Web site (www.nvestfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.

         A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

         If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

--------------------------------------------------------------------------------

                   NET ASSET VALUE AND PUBLIC OFFERING PRICE

--------------------------------------------------------------------------------

         The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

         The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The weekdays that the Exchange is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

         Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trust's trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.

         Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

         The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share or a Class C share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by NSC or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B share of a Fund is the next-determined net asset value.

--------------------------------------------------------------------------------

                             REDUCED SALES CHARGES

--------------------------------------------------------------------------------

The following special purchase plans are summarized in the Prospectuses and are described in greater detail below.

         Cumulative Purchase Discount. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated-Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Kobrick Funds and the Nvest Funds Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the Nvest Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Nvest Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

         Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Kobrick Funds and the Nvest Funds Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

         A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

         A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Nvest Funds Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

         The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Nvest Funds Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

         State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

         Combining Accounts. Purchases of all series and classes of the Kobrick Funds and the Nvest Funds Trusts (excluding the Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust (the "Money Market Funds") unless the shares were purchased through an exchange of another Kobrick Fund or Nvest Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.

         Combining with Other Series and Classes of the Nvest Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Kobrick Funds and the Nvest Funds Trusts that the shareholder owns (which excludes shares of the Money Market Funds unless such shares were purchased by exchanging shares of any other Kobrick Fund or Nvest Fund). Shares owned by persons described in the preceding paragraph may also be included.

         Unit Holders of Unit Investment Trusts. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

         Clients of Advisers or Subadvisers. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares and no front-end sales charge applies to investments of $25,000 or more in Class C shares of the Funds by (1) clients of an adviser or subadviser to any series of the Kobrick Funds or Nvest Funds Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Kobrick Funds or Nvest Funds Trusts; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to any series of the Kobrick Funds or Nvest Funds Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Kobrick Funds or Nvest Funds Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

         Offering to Employees of Metropolitan Life Insurance Company ("MetLife") and Associated Entities. There is no front-end sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Funds by any of the Kobrick Funds or Nvest Funds Trusts' advisers or subadvisers, the Distributor or any other company affiliated with New England Financial or MetLife; current and former directors and trustees of the Kobrick Funds or Nvest Funds Trusts; agents and general agents of New England Financial or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of New England Financial or MetLife or any insurance company affiliated with New England Financial or MetLife.

         Eligible Governmental Authorities. There is no sales charge or CDSC related to investments in Class A shares and there is no front-end sales charge related to investments in Class C shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

         Investment Advisory Accounts. Class A or Class C shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

         Certain Broker-Dealers and Financial Services Organizations. Class A or Class C shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by certain advisors out of its own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees. Class C shares may be purchased at net asset value by an investor who buys through a Merrill Lynch omnibus account. However, a CDSC will apply if shares are sold within 12 months of purchase.

         Certain Retirement Plans. Class A and Class C shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by the Distributor. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

         Bank Trust Departments or Trust Companies. Class A and Class C shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

         Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.

         The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

--------------------------------------------------------------------------------

                             SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

Open Accounts
-------------

         A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. NSC may charge a fee for providing duplicate information.

         The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class Bor Class C shares.

         The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.


Automatic Investment Plans
--------------------------

         Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to NSC for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

         This program is voluntary and may be terminated at any time by NSC upon notice to existing plan participants.

         The Investment Builder Program plan may be discontinued at any time by the investor by written notice to NSC, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits
--------------------------------------

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

         The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

         An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

Systematic Withdrawal Plans
---------------------------

         An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

         A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

         In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

         All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A and Class C shares) at net asset value determined on the record date.

         Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Tax Status" below for certain information as to federal income taxes.

         It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A and Class C shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Nvest Funds may modify or terminate this program at any time.

         Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program
--------------------------------

         You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Nvest Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege
------------------

         A shareholder may exchange the shares of any Fund for shares of the same class of any other Nvest Fund (subject to the investor eligibility requirements, if any, of the Nvest Fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one Fund for shares of another Fund is a taxable event on which gain or loss may be recognized. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Funds. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, conversion to Class A shares. The aging period resumes only when an exchange is made back into Class A, B or C shares of a Fund. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other Nvest Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of Nvest Cash Management Trust - Money Market Series established on or after December 1, 2000 may exchange into Class C shares of an Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of Nvest Cash Management Trust - Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of a Nvest Fund without paying a front-end sales charge. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or Nvest Services Company at 800-225-5478 or (2) a written exchange request to the Fund or Nvest Services Company, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is $1,000.

     Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Kobrick Funds or Nvest Funds Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Kobrick Funds or Nvest Funds Trusts which offers Class Y shares. To obtain a prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

     Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days advance notice of any material change to the exchange privilege.

The investment objectives of the Nvest Funds (including the Kobrick Funds) and the Money Market Funds as set forth in the Prospectuses are as follows:

Stock Funds:
-----------

     Nvest Equity Research Fund seeks long-term capital growth.

     Nvest Mid Cap Growth Fund seeks long-term capital growth from investments in common stocks or their equivalent.

     Nvest Select Fund seeks long-term capital appreciation.

     Nvest AEW Real Estate Fund seeks above-average income and long-term growth of capital.

     Nvest Growth Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

     Nvest Capital Growth Fund seeks long-term growth of capital.

     Nvest Balanced Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

     Nvest Growth and Income Fund seeks opportunities for long-term growth of capital and income.

     Nvest International Equity Fund seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

     Nvest Star Advisers Fund seeks long-term growth of capital.

     Nvest Star Worldwide Fund seeks long-term growth of capital.

     Nvest Star Small Cap Fund seeks capital appreciation.

     Nvest Star Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

     Nvest Large Cap Value Fund seeks total return from capital growth and dividend income.

     Nvest Bullseye Fund seeks long-term growth of capital.

Kobrick Funds:
-------------

     Kobrick Capital Fund seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.

     Kobrick Emerging Growth Fund seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.

     Kobrick Growth Fund seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that may have better than average long-term growth potential.

Bond Funds:
----------

     Nvest Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities and engaging in transactions involving related options, futures and options on futures.

     Nvest Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

     Nvest Short Term Corporate Income Fund seeks a high level of current income consistent with preservation of capital.

     Nvest Strategic Income Fund seeks high current income with a secondary objective of capital growth.

     Nvest Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk.

     Nvest High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     Nvest Municipal Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

     Nvest Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as the Fund's subadviser believes is consistent with preservation of capital.

     Nvest Intermediate Term Tax Free Fund of California seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

Money Market Funds:
------------------

     Nvest Cash Management Trust - Money Market Series seeks maximum current income consistent with preservation of capital and liquidity.

     Nvest Tax Exempt Money Market Trust - seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

As of December 31, 2000, the net assets of the Nvest Funds (including the Kobrick Funds) and the Money Market Funds totaled over $ _____ billion.

Automatic Exchange Plan
-----------------------

     As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until NSC is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from Nvest Services Company or your financial representative to establish an Automatic Exchange Plan.

Broker Trading Privileges
-------------------------

     The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern Time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 6:00 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Self-Servicing Your Account with Nvest Funds Personal Access Line(R) and Web
----------------------------------------------------------------------------
site
----

     Nvest Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.nvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.nvestfunds.com.

Investor activity through these mediums are subject to the terms and conditions outlined in the following Nvest Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the Nvest Funds Personal Access Line(R), or Web site at www.nvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

             Nvest Funds Online and Telephonic Customer Agreement
NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NVEST FUNDS PERSONAL ACCESS LINE(R).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Nvest Funds Personal Access Line(R) or the Nvest Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly Nvest Funds makes no warranties concerning the availability of Internet services, or network availability.

Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NVEST FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Nvest Funds should be sent to:

         Nvest Funds
         P O Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------

                                  REDEMPTIONS

--------------------------------------------------------------------------------

     The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A, Class B and Class C shares. For purposes of the CDSC, an exchange of shares from one fund to another fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

     To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from or your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to their bank, in which case the shareholder must designate a bank account on their application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of their bank. Any change in the bank account so designated may be made by furnishing to NSC or your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. NSC, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

     The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

     The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

     A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Nvest Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern Time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

     The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

     The Funds may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set bythe Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans, IRA accounts and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.

Reinstatement Privilege (Class A and Class C shares only)
---------------------------------------------------------

     The Prospectus describes redeeming shareholders' reinstatement privileges for Class A and Class C shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

--------------------------------------------------------------------------------

                         STANDARD PERFORMANCE MEASURES

--------------------------------------------------------------------------------

Calculation of Total Return. Total return is a measure of the change in value of
---------------------------
an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show each class' average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.

Performance Comparisons
-----------------------

     Total Return. Total returns will generally be higher for Class A shares
     ------------
than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. The Funds may from time to time include their total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Inc. ("Morningstar") or Lipper, Inc. ("Lipper") as having similar investment objectives or styles.

          The Funds may cite their ratings, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month Treasury Bill return) from the fund's load adjusted total return score. This numerical score is then translated into rating categories with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both. Each Fund may also compare its performance or ranking against all funds tracked by Morningstar or another independent service, including Lipper.

     Lipper Indices and Averages are calculated and published by Lipper, an independent service that monitors the performance of more than 30,000 funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service.

     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     The S&P 500 is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

     The Russell 3000 Index is a market capitalization-weighted index which comprises 3,000 of the largest capitalized U.S. companies whose common stock is traded in the United States on the Exchange, the American Stock Exchange and NASDAQ. The Russell 2000 Index represents the smallest 2,000 companies within the Russell 3000 Index as measured by market capitalization. The Russell 1000 Index represents the largest 1,000 companies within the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. The Russell 1000 Value Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation.

     Russell Mid-Cap Growth Index. The Russell Mid-Cap Growth Index is a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values.

     Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for Nvest Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to Nvest Companies, its structure, goals and objectives and the advisory subsidiaries of Nvest Companies, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding Nvest Companies, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.

     The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                       Investments At 8% Rate of Return

          5 yrs.        10         15           20          25           30
         -------     -------    --------     --------    --------     --------
 $50       3,698       9,208      17,417       29,647      47,868       75,015
  75       5,548      13,812      26,126       44,471      71,802      112,522
 100       7,396      18,417      34,835       59,295      95,737      150,029
 150      11,095      27,625      52,252       88,942     143,605      225,044
 200      14,793      36,833      69,669      118,589     191,473      300,059
 500      36,983      92,083     174,173      296,474     478,683      750,148


                       Investments At 10% Rate of Return

          5 yrs.       10           15          20           25           30
         -------    --------     --------    --------     --------     --------
 $50       3,904      10,328       20,896      38,285       66,895      113,966
  75       5,856      15,491       31,344      57,427      100,342      170,949

 100       7,808      20,655       41,792      76,570      133,789      227,933
 150      11,712      30,983       62,689     114,855      200,684      341,899
 200      15,616      41,310       83,585     153,139      267,578      455,865
 500      39,041     103,276      208,962     382,848      668,945    1,139,663

     The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the Nvest Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the Nvest Funds Articles, releases, advertising and literature may discuss the range of services offered by the Trust, the Nvest Funds Trusts, the Distributor and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trust and their features and benefits, including the details of the pricing structure.

     The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

     The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, Fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

     Advertising and sales literature may also refer to the beta coefficient of the Nvest Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the Nvest Funds may be compared to the beta coefficients of other funds.

     The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the Nvest Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

--------------------------------------------------------------------------------

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

         As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

         Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Nvest Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Nvest Funds on or before the record date for such dividend or distribution.

         If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. To avoid an excise tax, each Fund intends to distribute dividends prior to calendar year-end. Some dividends paid in January may be taxable as if they were received in the previous December.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Under the Code, the interest on so-called "private activity" bonds is an item of tax preference, which, depending on the shareholder's particular tax situation, might subject the shareholder to an alternative minimum tax with a maximum rate of 28%. The interest on tax exempt bonds issued after certain dates in 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

         Each Fund's transactions, if any, in foreign currencies and foreign currency denominated bonds and its hedging activities are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         Funds investing in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

         Funds investing in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. Each Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

         Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Currently, if shares have been held for more than one year, gain or loss realized will be taxed at long-term federal tax rates (generally 20% for noncorporate shareholders), provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         Each Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                  APPENDIX A
                          DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP
-------------------------------

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.  An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
     3.  There is a lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

FITCH INVESTOR SERVICES, INC.
-----------------------------

AAA -- This is the highest rating assigned by Fitch to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B
                     MEDIA THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America OnLine
Anchorage Daily News
Arizona Republic
Atlanta Constitution
Atlanta Journal
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights

Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Business Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
Los Angeles Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post

Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE

         References may be included in Nvest Funds' advertising and promotional literature to Nvest Companies and its affiliates that perform advisory and subadvisory functions for Nvest Funds including, but not limited to: Back Bay Advisors, Harris Associates, Loomis Sayles, CGM, Westpeak, Jurika & Voyles, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P. and Kobrick Funds LLC. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds and the Oakmark Family of Funds advised by Harris Associates.

         References may be included in Nvest Funds' advertising and promotional literature to other Nvest Companies affiliates including, but not limited to AEW Capital Management, L.P., Snyder Capital Management, L.P, Reich & Tang Capital Management, Reich & Tang Funds and their fund groups.

         References to subadvisers unaffiliated with Nvest Companies that perform subadvisory functions on behalf of Nvest Funds and their respective fund groups may be contained in Nvest Funds' advertising and promotional literature including, but not limited to, Janus Capital, Montgomery and RS Investment Management.

         Nvest Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

 .   Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the Nvest Funds;

 .   Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

 .   Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

 .   Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

 .   The corporate histories, founding dates and names of founders of the entities;

 .   Awards, honors and recognition given to the entities;

 .   The names of those with ownership interest and the percentage of ownership interest;

 .   The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

 .   Current capitalizations, levels of profitability and other financial and statistical information;

 .   Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

 .   The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

 .   Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

 .   Current and historical statistics regarding:

      -total dollar amount of assets managed
      -Nvest Funds' assets managed in total and by fund
      -the growth of assets-asset types managed
      -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
      -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser;

 .   The general and specific strategies applied by the advisers in the management of Nvest Funds portfolios including, but not limited to:

      -the pursuit of growth, value, income oriented, risk management or other strategies
      -the manner and degree to which the strategy is pursued
      -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes
      -the types and characteristics of investments sought and specific portfolio holdings
      -the actual or potential impact and result from
       strategy implementation
      -through its own areas of expertise and operations, the value added by sub-advisers to the management process
      -the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
      -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues; and

 .   Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Nvest Funds, and those families of funds, other than Nvest Funds. Any such references will indicate that Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and sub-advisers, including, but not limited to, those provided by Morningstar, Lipper, Forbes and Worth.

         In addition, communications and materials developed by Nvest Funds will make reference to the following information about Nvest Companies and its affiliates:

         Nvest Companies is a subsidiary of CDC Asset Management. CDC Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations, ("CDC"), a major diversified financial institution. As of December 31, 2000 Nvest Companies had more than $______ billion in assets under management. In addition, promotional materials may include:

 .   Specific and general references to Nvest Funds multi-manager approach through Nvest Companies' affiliates and outside firms including, but not limited to, the following:

      -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from Nvest Companies and the other investment managers
      -other fund companies are limited to a "one size fits all" approach but Nvest Funds draws upon the talents of multiple managers whose expertise best matches the fund objective

      -in this and other contexts reference may be made to Nvest Funds' slogan
       "Where The Best Minds Meet"(R) and that Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."
      -Nvest Management may distribute sales and advertising materials that illustrate the Star Concept by using historical category comparisons of a general nature. Categories from mutual fund ranking services, such as Morningstar, Inc., are selected for each of the Fund segments based on current investment styles and are subject to change with market conditions. There will be differences between the performance of the categories and the Nvest Star Fund being illustrated. The illustrations are used for hypothetical purposes only as a general demonstration of how the Star Concept works.

         Nvest Managed Account Services ("NMAS"), Nvest Advisor Services ("NAS") and Nvest Retirement Services ("NRS"), divisions of Nvest Companies, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to Nvest Companies affiliated fund groups including: Nvest Funds, Loomis Sayles Funds, Jurika & Voyles, Back Bay Advisors, Oakmark Funds, Delafield Fund and Kobrick Funds.

         NMAS, NAS and NRS will provide marketing support to Nvest Companies affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of NAS and NRS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

         References may be included in Nvest Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

 .    Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and retirement programs with whom Nvest Funds may or may not have a relationship.

 .    Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.

 .    Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;

      -information about the history, status and future trends of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and

      -current and prospective ERISA regulation and requirements.

 .    Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the Nvest Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      -increased employee retention
      -reinforcement or creation of morale
      -deductibility of contributions for participants
      -deductibility of expenses for employers
      -tax deferred growth, including illustrations and charts
      -loan features and exchanges among accounts
      -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

 .    Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and Nvest Funds as a 401(k) or retirement plan funding vehicle.

 .    Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments
      -assistance in interpreting past, present and future market trends and economic events
      -providing information to clients including participants during enrollment and on an ongoing basis after participation
      -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                      Registration Nos. 33-62061
                                                                        811-7345

                             NVEST FUNDS TRUST III

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits

(a)               Articles of Incorporation.

     (1) The Registrant's Agreement and Declaration of Trust dated August 22, 1995 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to Post-Effective Amendment ("PEA") No. 11 to the Registration Statement filed on April 27, 2000 ("Registration Statement").

     (2) Amendment No. 1 dated March 2, 1998 to the Agreement and Declaration of Trust is incorporated by reference to exhibit
                  (a)(2) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

     (3) Amendment No. 2 dated February 22, 1999 to the Agreement and Declaration of Trust is incorporated by reference to exhibit
                  (a)(3) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

     (4) Amendment No. 3 dated November 12, 1999 to the Agreement and Declaration of Trust is incorporated by reference to exhibit
                  (a)(4) to Post-Effective Amendment ("PEA") PEA No. 10 to the Registration Statement filed on February 18, 2000.

     (5) Amendment No. 4 dated November 10, 2000 to the Agreement and Declaration of Trust is filed herewith.

     (6) Amendment No. 5 to the Agreement and Declaration of Trust will be filed by Amendment.

(b)               By-Laws.

                  The Registrant's By-Laws are incorporated by reference to exhibit (b)(2) of the initial Registration Statement filed on August 23, 1995.

(c)               Instruments Defining Rights of Security Holders.

                  Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration of Trust incorporated by reference to exhibit (a)(1) to this PEA No. 11 to the Registration Statement.

(d)               Investment Advisory Contracts.

     (1)  (i)     Advisory Agreement dated October 30, 2000 between the
                  Registrant, on behalf of Nvest Equity Income Fund, and Nvest
                  Funds Management, L.P. ("NFM") is filed herewith.

          (ii) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Nvest Bullseye Fund, and NFM is filed herewith.

          (iii) Advisory Agreement between the Registrant, on behalf of Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund will be filed by Amendment.

      (2) (i) Subadvisory Agreement dated October 30, 2000 among the Registrant, on behalf of Nvest Equity Income Fund, NFM and Vaughan, Nelson, Scarborough & McCullough, L.P. ("VNSM") is filed herewith.

          (ii) Subadvisory Agreement dated October 30, 2000 among the Registrant, on behalf of Nvest Bullseye Fund, NFM and Jurika & Voyles, L.P. ("Jurika & Voyles") is filed herewith.

          (iii) Subadvisory Agreement among the Registrant, on behalf of Nvest Equity Research Fund and Nvest Mid Cap Growth Fund, NFM and Loomis, Sayles & Company, L.P. ("Loomis Sayles") will be filed by Amendment.

          (iv) Subadvisory Agreement among the Registrant, on behalf of Nvest Select Fund, NFM and Harris Associates L.P. ("Harris Associates") will be filed by Amendment.

(e)               Underwriting Contracts.

     (1) Form of Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Equity Income Fund and Nvest Funds Distributor, L.P. ("NFD") is filed herewith.

     (2) Form of Distribution Agreement dated October 30, 2000 between the Registrant, on behalf of Nvest Bullseye Fund, and the Distributor is filed herewith.

     (3) Distribution Agreement between the Registrant, on behalf of Nvest Equity Research Fund and Nvest Mid Cap Growth Fund and Nvest Select Fund, and NFD will be filed by Amendment.

     (4)          Form of Dealer Agreement used by Nvest Funds Distributor, L.P.
                  is filed herewith.

(f)               Bonus or Profit Sharing Contracts.

                  Not applicable.

(g)               Custodian Agreements.

     (1) Custody Agreement dated November 15, 1995 between the Registrant on behalf of Nvest Bullseye Fund and Nvest Equity Income Fund, and -- State Street Bank and Trust Company ("State Street Bank") will be filed by Amendment.

     (2) Letter Agreement dated March 16, 1998 between Registrant and State Street Bank relating to the applicability of the Custodian Contract to Nvest Bullseye Fund is incorporated by reference to exhibit (g)(2) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

     (3) Amendment dated February 28, 2000 to the Custody Contract dated November 15, 1995 is incorporated by reference to exhibit (g)(4) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

     (4) Amendment to the Custody Agreement dated November 15, 1995 between the Registrant, on behalf of Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund, and State Street Bank will be filed by Amendment.

(h)               Other Material Contracts.

     (1)  (i)     Transfer Agency and Service Agreement dated November 1, 1999 among the Registrant, Nvest Funds Trust I, Nvest Funds Trust
                  II, Nvest Cash Management Trust and Nvest Tax Exempt Money
                  Market Trust, on behalf of Nvest Equity Income Fund and Nvest
                  Bullseye Fund, and Nvest Services Company, Inc. ("NSC") is incorporated by reference to exhibit (i)(1) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

          (ii) Amendment dated December 1, 2000 to Fee Schedule of Transfer Agency and Service Agreement dated October 30, 2000 is filed herewith.

          (iii) Amendment to Transfer Agency and Service Agreement between the Registrant, on behalf of Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund, and NSC will be filed by Amendment.

     (2)  (i)     Administrative Services Agreement dated October 30, 2000 among the Registrant, Nvest Funds Trust I, Nvest Funds Trust II,
                  Nvest Cash Management Trust and Nvest Tax Exempt Money Market
                  Trust, on behalf of Nvest Equity Income Fund and Nvest
                  Bullseye Fund, and NSC will be filed by Amendment.

          (ii) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 will be filed by Amendment.

          (iii) Amendment to Administrative Services Agreement dated October 30, 2000 between the Registrant, on behalf of Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund, and NSC will be filed by Amendment.

     (3) Fee Waiver/Expense Reimbursement Undertakings dated May 1, 2000 between NFM and the Registrant and its respective series enumerated in such undertakings is incorporated by reference to exhibit (h)(6) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

(i)               Legal Opinion.

     (1) Opinion of Ropes & Gray with respect to Nvest Equity Income Fund is incorporated herein by reference to PreEA No. 3 to the Registration Statement filed on November 22, 1995.

     (2) Opinion of Ropes & Gray with respect to Nvest Bullseye Fund is incorporated herein by reference to exhibit I to PEA No. 7 to the Registration Statement filed on February 16, 1999.

     (3) Opinion of Ropes & Gray with respect to Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund will be filed by Amendment

(j)               Other Opinions.

                  Consent of PricewaterhouseCoopers LLP will be filed by Amendment.

(k)               Omitted Financial Statements.

                  Not applicable.

(l)               Initial Capital Agreements.

                  Investment Letter of Loomis Sayles Funded Pension Plan and Trust is incorporated by reference to PreEA No. 3 to the Registration Statement filed on November 22, 1995.

(m)               Rule 12b-1 Plans.

     (1) Rule 12b-1 Plan for class A shares of Nvest Equity Income Fund will be filed by Amendment.

     (2) Rule 12b-1 Plan for class B shares of Nvest Equity Income Fund will be filed by Amendment.

     (3) Rule 12b-1 Plan for class C shares of Nvest Equity Income Fund will be filed by Amendment.

     (4) Rule 12b-1 Plan for class A shares of Nvest Bullseye Fund will be filed by Amendment.

     (5) Rule 12b-1 Plan for Class B shares of Nvest Bullseye Fund will be filed by Amendment.

     (6) Rule 12b-1 Plan for Class C shares of Nvest Bullseye Fund will be filed by Amendment.

     (7) Rule 12b-1 Plan relating to Class A shares of the Registrant, on behalf of Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund, will be filed by Amendment.

     (8) Rule 12b-1 Plan relating to Class B shares of the Registrant, on behalf of Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund, will be filed by Amendment.

     (9) Rule 12b-1 Plan relating to Class C shares of the Registrant, on behalf of Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund, will be filed by Amendment.

(n)          Rule 18f-3 Plan

             Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, dated December 1, 2000, is filed herewith.

(p)          Code of Ethics

     (1)(i) Code of Ethics for Registrant is incorporated by reference to PEA No. 11 to the Registration Statement filed on April 27, 2000.

        (ii) Code of Ethics dated August 25, 2000 for Registrant is filed herewith.

     (2)(i) Code of Ethics dated August 1999 as revised March 2000 for NFM and NFD is incorporated by reference to PEA No. 11 to the Registration Statement filed on April 27, 2000.

        (ii) Code of Ethics dated July 1, 2000 for NFM, NFD and NSC is filed herewith.

     (3) Code of Ethics and Policy on Personal Trading effective March 21, 2000 for Jurika & Voyles is filed herewith.

     (4) Code of Ethics dated June 1, 2000 for VNSM will be filed by Amendment.

     (5) Code of Ethics effective January 14, 2000 for Loomis Sayles is filed herewith.

     (6) Code of Ethics effective April 18, 2000 for Harris Associates is filed herewith.

Item 24.  Persons Controlled by or under Common Control with the Fund.

          None.

Item 25.  Indemnification.

          Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the initial Registration Statement filed on August 23, 1995 as exhibit (b)(2) and is incorporated by reference.

          The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Nvest Companies, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser

(a) NFM, a wholly-owned subsidiary of Nvest, L.P., serves as investment adviser to Nvest Bullseye Fund, Nvest Equity Income Fund, Nvest Equity Research Fund, Nvest Mid Cap Growth Fund and Nvest Select Fund. NFM was organized in 1995.

          The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of NFM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by NFM pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act")(File No. 801-48408).

(b) (1) VNSM, the subadviser to Nvest Equity Income Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

          The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of VSNM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by VNSM pursuant to the Advisers Act (File No. 801-51795).

     (2) Jurika & Voyles, the subadviser to Nvest Bullseye Fund, provides investment advice to other registered investment companies and to organizations and individuals. Jurika & Voyles succeeded Jurika & Voyles, Inc. in January 1997.

          The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Jurika & Voyles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Jurika & Voyles pursuant to the Advisers Act (File No. 801-53366).

     (3) Loomis Sayles, subadviser of the Registrant's Nvest Equity Research Fund and Nvest Mid Cap Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

          The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Loomis Sayles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Loomis Sayles pursuant to the Advisers Act (SEC File No. 801-
          170).

     (4) Harris Associates serves as a subadviser to the Registrant's Nvest Select Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

          The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Harris Associates during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333).

Item 27.  Principal Underwriter

(a) Nvest Funds Distributor, L.P. also serves as principal underwriter for:


          Nvest Funds Trust I
          Nvest Funds Trust II
          Nvest Tax Exempt Money Market Trust
          Nvest Cash Management Trust
          Nvest Kobrick Investment Trust
          Nvest Companies Trust I

(b) The general partner and officers of the Registrant's principal underwriter, NFD, and their addresses are as follows:

                                           POSITIONS AND OFFICES                 POSITIONS AND OFFICES
              NAME                      WITH PRINCIPAL UNDERWRITER                  WITH REGISTRANT
-------------------------------------------------------------------------------------------------------------

Nvest Distribution Corp.           General Partner                        None

John T. Hailer                     President and Chief Executive Officer  President and Trustee

John E. Pelletier                  Senior Vice President, General         Secretary and Clerk
                                   Counsel, Secretary and Clerk

Scott E. Wennerholm                Senior Vice President, Treasurer,      None
                                   Chief Financial Officer,and Chief
                                   Operating Officer

Coleen D. Dinneen                  Vice President, Associate Counsel,     Assistant Secretary
                                   Assistant Secretary and Assistant
                                   Clerk

Kristin S. Vigneaux                Vice President, Assistant Secretary    Assistant Secretary
                                   and Assistant Clerk

Beatriz Pina Smith                 Vice President and Assistant           None
                                   Treasurer

                                           POSITIONS AND OFFICES                 POSITIONS AND OFFICES
              NAME                      WITH PRINCIPAL UNDERWRITER                  WITH REGISTRANT
-------------------------------------------------------------------------------------------------------------
Christine Howe                     Controller                             None

Frank S. Maselli                   Senior Vice President                  None


Kirk Williamson                    Senior Vice President                  None


Carey Cort                         Vice President                         None

Daniel Lynch                       Vice President                         None

Marla McDougall                    Vice President                         None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)       Not applicable.

Item 28.  Location of Accounts and Records

        The following companies maintain possession of the documents required by the specified rules:

        (a)  For all series of Registrant:

             (i)  Registrant
                  399 Boylston Street
                  Boston, MA  02116

             (ii) State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts 02110

             (iii)Nvest Funds Management, L.P.
                  399 Boylston Street
                  Boston, MA 02116

             (iv) Nvest Funds Distributor, L.P.
                  399 Boylston Street
                  Boston, Massachusetts 02116

        (b)  For Nvest Bullseye Fund only:
             Jurika & Voyles, L.P.
             Lake Merritt Plaza,
             1999 Harrison, Suite 700
             Oakland, CA 94612

        (c)  For Nvest Equity Income Fund only:
             Vaughan, Nelson, Scarborough & McCollough, L.P.
             600 Travis
             Suite 6300
             Houston, TX  77002

        (d)  For Nvest Equity Research Fund and Nvest Mid Cap Growth Fund only:
             Loomis, Sayles & Company, L.P.
             One Financial Center
             Boston, Massachusetts  02110

        (e)  For Nvest Select Fund only:
             Harris Associates, L.P.
             Two North LaSalle Street
             Chicago, Illinois  60602

Item 29.  Management Services

          None.

Item 30.  Undertakings

(a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

(b) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16(c) of the Investment Company Act of 1940.

                             NVEST FUNDS TRUST III
                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 to its Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 22nd day of December, 2000.

                              Nvest Funds Trust III


                              By:  PETER S. VOSS    *
                                   -------------
                                   Peter S. Voss
                                   Chief Executive Officer


                              *By:  /s/ John E. Pelletier
                                    ---------------------
                                    John E. Pelletier
                                    Attorney-In-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                 Title                                           Date
---------                                 -----                                           ----
PETER S. VOSS  *                                                                          December 22, 2000
-------------
Peter S. Voss                             Chairman of the Board; Chief Executive
                                          Officer; Trustee

/s/ Thomas P. Cunningham                  Treasurer                                       December 22, 2000
------------------------
Thomas P. Cunningham

GRAHAM T. ALLISON, Jr.*                   Trustee                                         December 22, 2000
----------------------
Graham T. Allison, Jr.

DANIEL M. CAIN  *                         Trustee                                         December 22, 2000
--------------
Daniel M. Cain

KENNETH J. COWAN  *                       Trustee                                         December 22, 2000
----------------
Kenneth J. Cowan

RICHARD DARMAN  *                         Trustee                                         December 22, 2000
--------------
Richard Darman

JOHN T. HAILER  *                         Trustee                                         December 22, 2000
--------------
John T. Hailer

SANDRA O. MOOSE  *                        Trustee                                         December 22, 2000
---------------
Sandra O. Moose

JOHN A. SHANE*                            Trustee                                         December 22, 2000
-------------
John A. Shane

PENDLETON P. WHITE*                       Trustee                                         December 22, 2000
------------------
Pendleton P. White

                              *By:  /s/ John E. Pelletier
                                    ---------------------
                                    John E. Pelletier
                                    Attorney-In-Fact
                                    December 22, 2000

                             NVEST FUNDS TRUST III

                                 EXHIBIT INDEX

                       EXHIBITS FOR ITEM 23 OF FORM N-1A



EXHIBIT     EXHIBIT DESCRIPTION
-------     -------------------
(a)(5)      Amendment No. 4 dated November 10, 2000 to the Agreement and Declaration of Trust

(d)(1)(i)   Advisory Agreement dated October 30, 2000 on behalf of Nvest Equity Income Fund

(d)(1)(ii)  Advisory Agreement dated October 30, 2000 on behalf of Nvest Bullseye Fund

(d)(2)(i)   Sub-advisory Agreement dated October 30, 2000 on behalf of Nvest Equity Income Fund

(d)(2)(ii)  Sub-advisory Agreement dated October 30, 2000 on behalf of Nvest Bullseye Fund

(e)(1))     Form of Distribution Agreement on behalf of Equity Income Fund

(e)(2)      Form of Distribution Agreement on behalf of Bullseye Fund

(e)(4)      For of Dealer Agreement

(h)(1)(ii)  Amendment dated December 1, 2000 to Fee Schedule of Transfer Agency and Service Agreement

(n)(1)      Plan pursuant to Rule 18f-3

(p)(1)(ii)  Code of Ethics dated August 25, 2000 for Registrant

(p)(2)(ii)  Code of Ethics dated July 1, 2000 for NFM, NFD and NSC

(p)(3)      Code of Ethics effective March 21, 2000 for Jurika & Voyles

(p)(5)      Code of Ethics dated January 14, 2000 for Loomis Sayles

(p)(6)      Code of Ethics effective April 18, 2000 for Harris Associates